NAME OF REGISTRANT:
FRANKLIN GOLD AND PRECIOUS METALS FUND
File No. 811-01700

EXHIBIT ITEM: Copies of any material amendments to the registrant's charter or by-laws
AMENDED AND RESTATED
AGREEMENT AND DECLARATION OF TRUST of
FRANKLIN GOLD AND PRECIOUS METALS FUND
a Delaware Statutory Trust

(Original Agreement and Declaration of Trust was adopted
November 16, 1999;
Amended and Restated Agreement and Declaration of Trust was adopted
May 21, 2007;
current Amended and Restated Agreement and Declaration of Trust adopted May 18, 2018.)

TABLE OF CONTENTS
Page
Article I	NAME; OFFICES; REGISTERED AGENT; DEFINITIONS	2
Section 1.	Name	2
Section 2.	Offices of the Trust	2
Section 3.	Registered Agent and Registered Office	2
Section 4.	Definitions	2
Article II	PURPOSE OF TRUST	4
Article III	SHARES	8
Section 1.	Division of Beneficial Interest	8
Section 2.	Ownership of Shares	9
Section 3.	Sale of Shares	9
Section 4.	Status of Shares and Limitation of Personal Liability	10
Section 5.	Power of Board of Trustees to Make Tax Status Election	10
Section 6.	Establishment and Designation of Series and Classes	10
Section 7.	Indemnification of Shareholders	14
Article IV	THE BOARD OF TRUSTEES	14
Section 1.	Number, Election, Term, Removal and Resignation	14
Section 2.	Trustee Action by Written Consent Without a Meeting	15
Section 3.	Powers; Other Business Interests; Quorum and Required
		Vote 16
Section 4.	Payment of Expenses by the Trust	18
Section 5.	Payment of Expenses by Shareholders	18
Section 6.	Ownership of Trust Property	18
Section 7.	Service Contracts	19
Article V	SHAREHOLDERS' VOTING POWERS AND MEETINGS	20
Section 1.	Voting Powers	20
Section 2.	Quorum and Required Vote	20
Section 3.	Shareholder Action by Written Consent Without a Meeting	21
Section 4.	Record Dates	21
Section 5.	Additional Provisions	22
Article VI	NET ASSET VALUE; DISTRIBUTIONS; REDEMPTIONS; TRANSFERS	23
Section 1.	Determination of Net Asset Value, Net Income
                and Distributions	23
Section 2.	Redemptions at the Option of a Shareholder	25
Section 3.	Redemptions at the Option of the Trust	26
Section 4.	Transfer of Shares	26
Article VII	LIMITATION OF LIABILITY AND INDEMNIFICATION OF AGENT	27
Section 1.	Limitation of Liability	27
Section 2.	Indemnification	28
Section 3.	Insurance	29
Section 4.	Derivative Actions	30
Section 5.	Jurisdiction and Waiver of Jury Trial	30
Article VIII	CERTAIN TRANSACTIONS	31
Section 1.	Dissolution of Trust or Series	31
Section 2.	Merger or Consolidation; Conversion; Reorganization	32
Section 3.	Master Feeder Structure	34
Section 4.	Absence of Appraisal or Dissenters' Rights	34
Article IX	AMENDMENTS	34
Section 1.	Amendments Generally	34
Article X	MISCELLANEOUS	35
Section 1.	References; Headings; Counterparts	35
Section 2.	Applicable Law	35
Section 3.	Provisions in Conflict with Law or Regulations	36
Section 4.	Statutory Trust Only	36
Section 5.	Use of the Names "Franklin," "Templeton," "Fiduciary
                Trust, and/or "Institutional Fiduciary Trust"	36



AMENDED AND RESTATED
AGREEMENT AND DECLARATION OF TRUST
OF
FRANKLIN GOLD AND PRECIOUS METALS FUND
AMENDED AND RESTATED AGREEMENT AND DECLARATION OF TRUST made as of this 18th day of May, 2018, by the Trustees hereunder.
WITNESSETH:
WHEREAS Franklin Gold and Precious Metals Fund (the "Trust") was
formed on November 16, 1999 under the name "Franklin Gold and
Precious Metals Fund" by its Trustees by the filing of the
Certificate of Trust with the Office of the Secretary of State of the State of Delaware pursuant to an Agreement and Declaration of
Trust dated as of November 16, 1999 (the "Original Declaration of
Trust"); and WHEREAS this Trust has been formed to carry on the business of an open-end management investment company as defined in the 1940 Act; and WHEREAS this Trust is authorized to divide its Shares into two or more Classes, to issue its Shares in
separate Series, to divide Shares of any Series into two
or more Classes and to issue Classes of the Trust
or the Series, if any, all in accordance with the provisions hereinafter set forth; andWHEREAS the Trustees have agreed to manage all property coming into their hands as trustees of a Delaware statutory trust in accordance with the provisions of the Delaware Statutory Trust Act, as amended from time to time, and the provisions hereinafter set forth;
NOW, THEREFORE, the Trustees hereby declare that:
(i)	all cash, securities and other assets that the Trust may from time to time acquire in any manner shall be managed and disposed of upon the following terms and conditions as hereinafter set forth;
and (ii)	this Declaration of Trust and the By-Laws shall be binding
in accordance with their terms on every Trustee, by virtue of having become a Trustee of the Trust, and on every Shareholder, by virtue of having become a Shareholder of the Trust, pursuant to the terms of this Declaration of Trust and the By-Laws.

ARTICLE I
NAME; OFFICES; REGISTERED AGENT; DEFINITIONS
Section 1.	Name.  This Trust shall be known as "Franklin Gold and
		Precious Metals Fund" and the Board of Trustees shall conduct the
	 	business of the Trust under that name, or any other name as it may
		from time to time designate.  The Trustees may, without Shareholder
		approval, change the name of the Trust or any Series or Class.
  		Any name change of any Series or Class shall become effective
		upon approval by the Trustees of such change or any document
		(including any registration statement) reflecting such change, or
		at such later time as may be approved by the Trustees.  Any name
		change of the Trust shall become effective upon the filing of a
		certificate of amendment under the DSTA reflecting such change,
		or at such later time specified in such certificate of amendment.
		Any such action shall have the status of an amendment to this
		Declaration of Trust.  In the event of any name change, the
		Trustees shall cause notice to be given to the affected
		Shareholders within a reasonable time after the implementation of
		such change, which notice will be deemed given if the changed name
		is reflected in any registration statement.The Trust shall
		constitute a Delaware statutory trust in accordance with the DSTA.
Section 2.	Offices of the Trust.  The Board may at any time establish
		offices of the Trust at any place or places where the Trust
		intends to do business.
Section 3.	Registered Agent and Registered Office.  The name of the
		registered agent of the Trust and the address of the registered
		office of the Trust are as set forth in the Trust's Certificate
		of Trust.
Section 4.	Definitions.
Whenever used herein, unless otherwise required by the context or specifically provided:
(a)	"1940 Act" shall mean the Investment Company Act of 1940 and the
	rules and regulations thereunder, all as adopted or amended from
 	time to time;
(b)	"Affiliate" shall have the same meaning as "affiliated person"
	as such term is defined in the 1940 Act when used with reference to
	 a specified Person, as defined below.
(c)	"Board of Trustees" shall mean the governing body of the Trust,
	that is comprised of the number of Trustees of the Trust fixed
	from time to time pursuant to Article IV hereof, having the powers
	and duties set forth herein;
(d)	"By-Laws" shall mean By-Laws of the Trust, as amended, restated
	or supplemented from time to time in accordance with Article VIII
	therein.  Such By-Laws may contain any provision not inconsistent
	with applicable law or this Declaration of Trust, relating to the
	governance of the Trust;
(e)	"Certificate of Trust" shall mean the certificate of trust of the
	Trust filed with the office of the Secretary of State of the State
	of Delaware as required under the DSTA to form the Trust, as such
	certificate shall be amended, restated or supplemented from time to
	time and filed with such office;
(f)	"Class" shall mean each class of Shares of the Trust or of a
	Series of the Trust established and designated under and in
	accordance with the provisions of Article III hereof;
(g)	"Code" shall mean the Internal Revenue Code of 1986 and the rules
	and regulations thereunder, all as adopted or amended from
	time to time;
(h)	"Commission" shall have the meaning given that term in the
	1940 Act;
(i)	"DSTA" shall mean the Delaware Statutory Trust Act
 	(12 Del. C.  3801, et seq.), as amended from time to time;
(j)	"Declaration of Trust" shall mean this Amended and Restated
	Agreement and Declaration of Trust, as amended, restated or
	supplemented from time to time;
(k)	"General Liabilities" shall have the meaning given it in
	Article III, Section 6(b) of this Declaration of Trust;
(l)	"Interested Person" shall have the meaning given that term in the
	 1940 Act;
(m)	"Investment Adviser" or "Adviser" shall mean a Person, as defined
	 below, furnishing services to the Trust pursuant to any investment
	 advisory or investment management contract described in Article IV,
	 Section 7(a) hereof;
(n)	"National Financial Emergency" shall mean the whole or any part
	of any period during (i) which an emergency exists as a result of
	which disposal by the Trust of securities or other assets owned by
	the Trust is not reasonably practicable; (ii) which it is not
	reasonably practicable for the Trust fairly to determine the net
	asset value of its assets; or (iii) such other period as the
	Commission may by order permit for the protection of investors;
(o)	"Person" shall mean a natural person, partnership, limited
	partnership, limited liability company, trust, estate, association,
	corporation, organization, custodian, nominee or any other
	individual or entity in its own or any representative capacity,
	in each case, whether domestic or foreign, and a statutory trust or
	a foreign statutory or business trust;
(p)	"Principal Underwriter" shall have the meaning given that term in
	 the 1940 Act;
(q)	"Series" shall mean each Series of Shares established and
	designated under and in accordance with the provisions of
	Article III hereof;
(r)	"Shares" shall mean the transferable shares of beneficial
	interest into which the beneficial interest in the Trust shall be
	divided from time to time, and shall include fractional and
	whole Shares;
(s)	"Shareholder" shall mean a record owner of Shares pursuant
	to the By-Laws;
(t)	"Trust" shall mean Franklin Gold and Precious Metals Fund, the
	Delaware statutory trust formed under the Original Declaration of
	Trust, as amended, and by filing of the Certificate of Trust with
	the office of the Secretary of State of the State of Delaware, and
	governed by this Declaration of Trust;
(u)	"Trust Property" shall mean any and all property, real or
	personal, tangible or intangible, which is owned or held by or for
	the account of the Trust, or one or more of any Series thereof,
	including, without limitation, the rights referenced in Article X,
	Section 5 hereof; and
(v)	"Trustee" or "Trustees" shall mean each Person who signs this
	Declaration of Trust as a trustee and all other Persons who may,
	from time to time, be duly elected or appointed, qualified and
	serving on the Board of Trustees in accordance with the provisions
	hereof and the By-Laws, so long as such signatory or other Person
	continues in office in accordance with the terms hereof and the
	By-Laws.  Reference herein to a Trustee or the Trustees shall refer
	to such Person or Persons in such Person's or Persons' capacity as
	a trustee or trustees hereunder and under the By-Laws.
ARTICLE II

PURPOSE OF TRUST
The purpose of the Trust is to conduct, operate and carry on the business of a registered management investment company registered under the 1940 Act, directly, or if one or more Series is established hereunder, through one or more Series, investing primarily in securities, and to exercise all of the powers, rights and privileges granted to, or conferred upon, a statutory trust formed under the
DSTA, including, without limitation, the following powers:
(a)	To hold, invest and reinvest its funds, and in connection
	therewith, to make any changes in the investment of the assets of the Trust, to hold part or all of its funds in cash, to hold cash uninvested, to subscribe for, invest in, reinvest in, purchase or otherwise acquire, own, hold, pledge, sell, assign, mortgage, transfer, exchange, distribute, write options on, lend or otherwise deal in or dispose of contracts for the future acquisition or delivery of fixed income or other securities, and securities or property of every nature and kind, including, without limitation, all types of bonds, debentures, stocks, shares, units of beneficial interest, preferred stocks, negotiable or non-negotiable instruments , obligations, evidences of indebtedness, money market instruments, certificates of deposit or indebtedness, bills, notes, mortgages, commercial paper, repurchase or reverse repurchase agreements, bankers' acceptances, finance paper, and any options, certificates, receipts, warrants, futures contracts or other instruments representing rights to receive, purchase or subscribe for the same, or evidencing or representing any other rights or interests therein or in any property or assets, and other securities of any kind, as the foregoing are issued, created, guaranteed, or sponsored by any and all Persons, including, without limitation, states, territories, and possessions of the United States and the District of Columbia and any political subdivision, agency, or instrumentality thereof, any foreign government or any political subdivision of the
	U.S. Government or any foreign government, or any international instrumentality, or by any bank or savings institution, or by any corporation or organization organized under the laws of the
	United States or of any state, territory, or possession thereof,
	or by any corporation or organization organized under any
	foreign law, or in "when issued" contracts for any such securities;
(b)	To exercise any and all rights, powers and privileges with
	reference to or incident to ownership or interest, use and
	enjoyment of any of such securities and other instruments or property of every kind and description, including, but without limitation, the right, power and privilege to own, vote, hold, purchase, sell, negotiate, assign, exchange, lend, transfer, mortgage, hypothecate, lease, pledge or write options with respect to or otherwise deal with, dispose of, use, exercise or enjoy any rights, title, interest, powers or privileges under or with reference to any of such securities and other instruments or property, the right to consent and otherwise act with respect thereto, with power to designate one or more Persons, to exercise any of said rights, powers, and privileges in respect of any of said instruments, and to do any and all acts and things for the preservation, protection, improvement and enhancement in value of any of such securities and other instruments or property;
(c)	To sell, exchange, lend, pledge, mortgage, hypothecate, lease or
	write options with respect to or otherwise deal in any property rights relating to any or all of the assets of the Trust or any Series, subject to any requirements of the 1940 Act;
(d)	To vote or give assent, or exercise any rights of ownership, with
	respect to stock or other securities or property; and to execute
	and deliver proxies or powers of attorney to such Person or Persons as the Trustees shall deem proper, granting to such Person or Persons such power and discretion with relation to securities
	or property as the Trustees shall deem proper;
(e)	To exercise powers and right of subscription or otherwise which
	in any manner arise out of ownership of securities and/or other
	property;
(f)	To hold any security or property in a form not indicating that
	it is trust property, whether in bearer, unregistered or other negotiable form, or in its own name or in the name of a custodian
	or subcustodian or a nominee or nominees or otherwise or to authorize the custodian or a subcustodian or a nominee or nominees to deposit the same in a securities depository, subject in each case to proper safeguards according to the usual practice of investment companies or any rules or regulations applicable thereto;
(g)	To consent to, or participate in, any plan for the
	reorganization, consolidation or merger of any corporation or issuer of any security which is held in the Trust; to consent to any contract, lease, mortgage, purchase or sale of property by such corporation or issuer; and to pay calls or subscriptions with respect to any security held in the Trust;
(h)	To join with other security holders in acting through a committee
	,depositary, voting trustee or otherwise, and in that connection to deposit any security with, or transfer any security to, any such committee, depositary or trustee, and to delegate to them such power and authority with relation to any security
	(whether or not so deposited or transferred) as the Trustees shall deem proper, and to agree to pay, and to pay, such portion of the expenses and compensation of such committee, depositary or trustee as the Trustees shall deem proper;
(i)	To compromise, arbitrate or otherwise adjust claims in favor of
	or against the Trust or any matter in controversy, including but not limited to claims for taxes;
(j)	To enter into joint ventures, general or limited partnerships and
	any other combinations or associations;
(k)	To endorse or guarantee the payment of any notes or other
	obligations of any Person; to make contracts of guaranty or suretyship, or otherwise assume liability for payment thereof;
(l)	To purchase and pay for entirely out of Trust Property such
	insurance as the Board of Trustees may deem necessary or appropriate for the conduct of the business, including, without limitation, insurance policies insuring the assets of the Trust or payment of distributions and principal on its portfolio investments, and insurance policies insuring the Shareholders, Trustees, officers, employees, agents, Investment Advisers, Principal Underwriters, or independent contractors of the Trust, individually against all claims and liabilities of every nature arising by reason of holding Shares, holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such Person as Trustee, officer, employee, agent, Investment Adviser, Principal Underwriter, or independent contractor, to the fullest extent permitted by this Declaration of Trust, the By-Laws and by applicable law;
(m)	To adopt, establish and carry out pension, profit-sharing,
	share bonus, share purchase, savings, thrift and other retirement, incentive and benefit plans, trusts and provisions, including the purchasing of life insurance and annuity contracts as a means of providing such retirement and other benefits, for any or all of the Trustees, officers, employees and agents of the Trust;
(n)	To purchase or otherwise acquire, own, hold, sell, negotiate,
	exchange, assign, transfer, mortgage, pledge or otherwise deal with, dispose of, use, exercise or enjoy, property of all kinds;
(o)	To buy, sell, mortgage, encumber, hold, own, exchange, rent or
	otherwise acquire and dispose of, and to develop, improve, manage, subdivide, and generally to deal and trade in real property, improved and unimproved, and wheresoever situated; and to build, erect, construct, alter and maintain buildings, structures, and other improvements on real property;
(p)	To borrow or raise moneys for any of the purposes of the Trust,
	and to mortgage or pledge the whole or any part of the property
	and franchises of the Trust, real, personal, and mixed, tangible
	or intangible, and wheresoever situated;
(q)	To enter into, make and perform contracts and undertakings of
	every kind for any lawful purpose, without limit as to amount;
(r)	To issue, purchase, sell and transfer, reacquire, hold, trade and
	deal in stocks, Shares, bonds, debentures and other securities, instruments or other property of the Trust, from time to time,
	to such extent as the Board of Trustees shall, consistent with the provisions of this Declaration of Trust, determine; and to re-acquire and redeem, from time to time, its Shares or, if any,
	its bonds, debentures and other securities;
(s)	To engage in and to prosecute, defend, compromise, abandon,
	or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust, and out of the assets of the Trust to pay or to satisfy any debts,
	claims or expenses incurred in connection therewith, including those
	 of litigation, and such power shall include without limitation the
	power of the Trustees or any appropriate committee thereof, in the
	exercise of their or its good faith business judgment, to dismiss any action, suit, proceeding, dispute, claim, or demand, derivative
	 or otherwise, brought by any Person, including a Shareholder in the Shareholder's own name or the name of the Trust, whether or not the Trust or any of the Trustees may be named individually therein or the subject matter arises by reason of business for or on behalf
	of the Trust;
(t)	To exercise and enjoy, in Delaware and in any other states,
	territories, districts and United States dependencies and in foreign
	 countries, all of the foregoing powers, rights and privileges, and the enumeration of the foregoing powers shall not be deemed to
	exclude any powers, rights or privileges so granted or conferred;
	and
(u)	In general, to carry on any other business in connection with or
	 incidental to its trust purposes, to do everything necessary, suitable or proper for the accomplishment of such purposes or for the attainment of any object or the furtherance of any power hereinbefore set forth, either alone or in association with others,
	 and to do every other act or thing incidental or appurtenant to, or growing out of, or connected with, its business or purposes, objects or powers.
The Trust shall not be limited to investing in obligations maturing before the possible dissolution of the Trust or one or more of its Series. Neither the Trust nor the Board of Trustees shall be required to obtain any court order to deal with any assets of the Trust or take any other action hereunder.
The foregoing clauses shall each be construed as purposes, objects and powers, and it is hereby expressly provided that the foregoing enumeration of specific purposes, objects and powers shall not be held to limit or restrict in any manner the powers of the Trust, and that they are in furtherance of, and in addition to, and not in limitation of, the general powers conferred upon the Trust by the DSTA and the other laws of the State of Delaware or otherwise; nor shall the enumeration of one thing be deemed to exclude another, although it be of like nature, not expressed.
ARTICLE III

SHARES
Section 1.	Division of Beneficial Interest.
(a)	The beneficial interest in the Trust shall be divided into Shares
	, each Share without a par value.  The number of Shares in the Trust
	 authorized hereunder, and of each Series and Class as may be
	established from time to time, is unlimited.  The Board of Trustees
	may authorize the division of Shares into separate Classes of Shares
	 and into separate and distinct Series of Shares and the division of
	 any Series into separate Classes of Shares in accordance with the
	1940 Act.  The different Series and Classes shall be established and
	 designated pursuant to Article III, Section 6 hereof.  If no
	separate Series or Classes of Series shall be established, the
	Shares shall have the rights, powers and duties provided for herein
	and in Article III, Section 6 hereof to the extent relevant and not
	otherwise provided for herein, and all references to Series and
	Classes shall be construed (as the context may require) to refer to
	the Trust.
	The fact that the Trust shall have one or more established and
	designated Classes of the Trust, shall not limit the authority of
	the Board of Trustees to establish and designate additional Classes
	of the Trust.  The fact that one or more Classes of the Trust shall
	have initially been established and designated without any specific
	establishment or designation of a Series (i.e., that all Shares of
	the Trust are initially Shares of one or more Classes) shall not
	limit the authority of the Board of Trustees to later establish and
	designate a Series and establish and designate the Class or Classes
	of the Trust as Class or Classes, respectively, of such Series.
	The fact that a Series shall have initially been established and
	designated without any specific establishment or designation of
	Classes (i.e., that all Shares of such Series are initially of a
	single Class) shall not limit the authority of the Board of Trustees
	 to establish and designate separate Classes of said Series.  The
	fact that a Series shall have more than one established and
	designated Class, shall not limit the authority of the Board of
	Trustees to establish and designate additional Classes of said
	Series.
(b)	The Board of Trustees shall have the power to issue authorized,
	but unissued Shares of the Trust, or any Series and Class thereof,
	from time to time for such consideration paid wholly or partly in
	cash, securities or other property, as may be determined from time
	to time by the Board of Trustees, subject to any requirements or
	limitations of the 1940 Act.  The Board of Trustees, on behalf of
	the Trust, may acquire and hold as treasury shares, reissue for
	such consideration and on such terms as it may determine, or cancel,
	 at its discretion from time to time, any Shares reacquired by the
	Trust.  The Board of Trustees may classify, reclassify or convert
	any unissued Shares or any Shares of the Trust or any Series or
	Class thereof, that were previously issued and are reacquired, into
	one or more Series or Classes that may be established and designated
	 from time to time and, in connection therewith, cause some or all
	of the Shareholders of the Trust, such Series or Class to become
	Shareholders of such other Series or Class.  Notwithstanding the
	foregoing, the Trust and any Series thereof may acquire, hold, sell
	and otherwise deal in, for purposes of investment or otherwise, the
	Shares of any other Series of the Trust or Shares of the Trust, and
	such Shares shall not be deemed treasury shares or cancelled.
(c)	Subject to the provisions of Section 6 of this Article III, each
	Share shall entitle the holder to voting rights as provided in
	Article V hereof.  Shareholders shall have no preemptive or other
	right to subscribe for new or additional authorized, but unissued
	Shares or other securities issued by the Trust or any Series
	thereof.  The Board of Trustees may from time to time divide or
	combine the Shares of the Trust or any particular Series thereof
	into a greater or lesser number of Shares of the Trust or that
	Series, respectively.  Such division or combination shall not
	materially change the proportionate beneficial interests of the
	holders of Shares of the Trust or that Series, as the case may be,
	in the Trust Property at the time of such division or combination
	that is held with respect to the Trust or that Series, as the case
	may be.
(d)	Any Trustee, officer or other agent of the Trust, and any
	organization in which any such Person has an economic or other
	interest, may acquire, own, hold and dispose of Shares in the Trust
	 or any Series and Class thereof, whether such Shares are authorized
	 but unissued, or already outstanding, to the same extent as if such
	 Person were not a Trustee, officer or other agent of the Trust; and
	 the Trust or any Series may issue and sell and may purchase such
	Shares from any such Person or any such organization, subject to the
	 limitations, restrictions or other provisions applicable to the
	sale or purchase of such Shares herein and the 1940 Act.
Section 2.	Ownership of Shares.  The ownership of Shares shall be
		recorded on the books of the Trust kept by the Trust or by a
		transfer or similar agent for the Trust, which books shall be
		maintained separately for the Shares of the Trust and each Series
		and each Class thereof that has been established and designated.
		No certificates certifying the ownership of Shares shall be issued
		except as the Board of Trustees may otherwise determine from time
		to time.  The Board of Trustees may make such rules not
		inconsistent with the provisions of the 1940 Act as it considers
		appropriate for the issuance of Share certificates, the transfer
		of Shares of the Trust and each Series and Class thereof, if any,
		and similar matters.  The record books of the Trust as kept by the
		Trust or any transfer or similar agent, as the case may be, shall
		be conclusive as to who are the Shareholders of the Trust and each
		Series and Class thereof and as to the number of Shares of the
		Trust and each Series and Class thereof held from time to time by
		each such Shareholder.
Section 3.	Sale of Shares.  Subject to the 1940 Act and applicable
		law, the Trust may sell its authorized but unissued Shares to such
		 Persons, at such times, on such terms, and for such consideration
		as the Board of Trustees may from time to time authorize.  Each
		sale shall be credited to the individual purchaser's account in the
		 form of full or fractional Shares of the Trust or such Series
		thereof (and Class thereof, if any), as the purchaser may select,
		at the net asset value per Share, subject to Section 22 of the
		1940 Act, and the rules and regulations adopted thereunder;
		provided, however, that the Board of Trustees may, in its sole
		discretion, permit the Principal Underwriter to impose a sales
		charge upon any such sale.  Every Shareholder by virtue of having
		become a Shareholder shall be bound by the terms of this
		Declaration of Trust.  Ownership of Shares shall not make any
		Shareholder a third-party beneficiary of any contract entered into
		by the Trust or any Series.
Section 4.	Status of Shares and Limitation of Personal Liability.
		Shares shall be deemed to be personal property giving to
		Shareholders only the rights provided in this Declaration of Trust,
		 the By-Laws, and under applicable law.  Ownership of Shares shall
		 not entitle the Shareholder to any title in or to the whole or any
		 part of the Trust Property or right to call for a partition or
		division of the same or for an accounting, nor shall the ownership
		of Shares constitute the Shareholders as partners.  Subject to
		Article VIII, Section 1 hereof, the death, incapacity, dissolution,
		 termination, or bankruptcy of a Shareholder during the existence
		of the Trust and any Series thereof shall not operate to dissolve
		the Trust or any such Series, nor entitle the representative of any
		 deceased, incapacitated, dissolved, terminated or bankrupt
		Shareholder to an accounting or to take any action in court or
		elsewhere against the Trust, the Trustees or any such Series, but
		entitles such representative only to the rights of said deceased,
		incapacitated, dissolved, terminated or bankrupt Shareholder under
		this Declaration of Trust.  Neither the Trust nor the Trustees, nor
		 any officer, employee or agent of the Trust, shall have any power
		to bind personally any Shareholder, nor, except as specifically
		provided herein, to call upon any Shareholder for the payment of
		any sum of money other than such as the Shareholder may at any time
		 personally agree to pay.  Each Share, when issued on the terms
		determined by the Board of Trustees, shall be fully paid and
		nonassessable.  As provided in the DSTA, Shareholders shall be
		entitled to the same limitation of personal liability as that
		extended to stockholders of a private corporation organized for
		profit under the General Corporation Law of the State of Delaware.
Section 5.	Power of Board of Trustees to Make Tax Status Election.
		The Board of Trustees shall have the power, in its discretion, to
		make such elections as to the tax status of the Trust and any
		Series as may be permitted or required under the Code, without the
		vote of any Shareholder.
Section 6.	Establishment and Designation of Series and Classes.
		The establishment and designation of any Series or Class shall be
		effective, without the requirement of Shareholder approval, upon
		the adoption of a resolution by not less than a majority of the
		then Board of Trustees, which resolution shall set forth such
		establishment and designation whether directly in such resolutions
		or by reference to, or approval of, another document that sets
		forth the designation or otherwise identifies such Series or Class,
		 including any registration statement of the Trust and any
		amendment of this Declaration of Trust, and may provide, to the
		extent permitted by the DSTA, for rights, powers and duties of such
		 Series or Class (including variations in the relative rights and
		preferences as between the different Series and Classes) otherwise
		than as provided herein.  Any action that may be taken by the Board
		 of Trustees with respect to any Series or Class, including any
		addition, modification, division, combination, classification,
		reclassification, change of name or termination, may be made in the
		 same manner as the establishment of such Series or Class.
Each Series shall be separate and distinct from any other Series, separate and distinct records on the books of the Trust shall be maintained for each Series, and the assets and liabilities belonging to any such Series shall be held and accounted for separately from the assets and liabilities of the Trust or any other Series.  Each
Class of the Trust shall be separate and distinct from any other
Class of the Trust.  Each Class of a Series shall be separate and distinct from any other Class of the Series.  As appropriate, in a manner determined by the Board of Trustees, the liabilities belonging to any such Class shall be held and accounted for separately from the liabilities of the Trust, the Series or any other Class and separate and distinct records on the books of the Trust for the Class shall be maintained for this purpose.  Subject to Article II hereof, each such Series shall operate as a separate and distinct investment medium, with separately defined investment objectives and policies.
Shares of each Series (and Class where applicable) established and designated pursuant to this Section 6, unless otherwise provided to the extent permitted by the DSTA, in the resolution establishing and designating such Series or Class, shall have the following rights, powers and duties:
(a)	Assets Held with Respect to a Particular Series.  All
	consideration received by the Trust for the issue or sale of Shares
	of a particular Series, together with all assets in which such
	consideration is invested or reinvested, all income, earnings,
	profits, and proceeds thereof from whatever source derived,
	including, without limitation, any proceeds derived from the sale,
	 exchange or liquidation of such assets, and any funds or payments
	 derived from any reinvestment of such proceeds in whatever form the
	 same may be, shall irrevocably be held with respect to that Series
	for all purposes, subject only to the rights of creditors with
	respect to that Series, and shall be so recorded upon the books of
	account of the Trust.  Such consideration, assets, income, earnings,
	 profits and proceeds thereof, from whatever source derived,
	including, without limitation, any proceeds derived from the sale,
	exchange or liquidation of such assets, and any funds or payments
	derived from any reinvestment of such proceeds, in whatever form the
	 same may be, are herein referred to as "assets held with respect
	to" that Series.  In the event that there are any assets, income,
	earnings, profits and proceeds thereof, funds or payments which are
	not readily identifiable as assets held with respect to any
	particular Series (collectively "General Assets"), the Board of
	Trustees, or an appropriate officer as determined by the Board of
	Trustees, shall allocate such General Assets to, between or among
	any one or more of the Series in such manner and on such basis as
	the Board of Trustees, in its sole discretion, deems fair and
	equitable, and any General Asset so allocated to a particular Series
	 shall be held with respect to that Series.  Each such allocation by
	 or under the direction of the Board of Trustees shall be conclusive
	 and binding upon the Shareholders of all Series for all purposes.
(b)	Liabilities Held with Respect to a Particular Series or Class.
	The assets of the Trust held with respect to a particular Series
	shall be charged with the liabilities, debts, obligations, costs,
	charges, reserves and expenses of the Trust incurred, contracted for
	 or otherwise existing with respect to such Series.  Such
	liabilities, debts, obligations, costs, charges, reserves and
	expenses incurred, contracted for or otherwise existing with respect
	 to a particular Series are herein referred to as "liabilities held
	with respect to" that Series.  Any liabilities, debts, obligations,
	costs, charges, reserves and expenses of the Trust which are not
	readily identifiable as being liabilities held with respect to any
	particular Series (collectively "General Liabilities") shall be
	allocated by the Board of Trustees, or an appropriate officer as
	determined by the Board of Trustees, to and among any one or more
	of the Series in such manner and on such basis as the Board of
	Trustees in its sole discretion deems fair and equitable.  Each
	allocation of liabilities, debts, obligations, costs, charges,
	reserves and expenses by or under the direction of the Board of
	Trustees shall be conclusive and binding upon the Shareholders of
	all Series for all purposes.  All Persons who have extended credit
	that has been allocated to a particular Series, or who have a claim
	or contract that has been allocated to any particular Series, shall
	look exclusively to the assets of that particular Series for payment
	 of such credit, claim, or contract.  In the absence of an express
	contractual agreement so limiting the claims of such creditors,
	claimants and contract providers, each creditor, claimant and
	contract provider shall be deemed nevertheless to have impliedly
	 agreed to such limitation.
Subject to the right of the Board of Trustees in its discretion to allocate General Liabilities as provided herein, the debts,
liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series, whether such
 Series is now authorized and existing pursuant to this Declaration of Trust or is hereafter authorized and existing pursuant to this
Declaration of Trust, shall be enforceable against the assets held with respect to that Series only, and not against the assets of any other Series or the Trust generally and none of the debts,
liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Trust generally or any other
Series thereof shall be enforceable against the assets held with respect to such Series.  Notice of this limitation on liabilities between and among Series shall be set forth in the Certificate of
Trust pursuant to the DSTA, and upon the giving of such notice in the
 Certificate of Trust, the statutory provisions of Section 3804 of the DSTA relating to limitations on liabilities between and among
Series (and the statutory effect under Section 3804 of setting forth such notice in the Certificate of Trust) shall become applicable to the Trust and each Series.
Liabilities, debts, obligations, costs, charges, reserves and expenses related to the distribution of, and other identified expenses that should or may properly be allocated to, the Shares of a particular Class may be charged to and borne solely by such Class.
The bearing of expenses solely by a particular Class of Shares may be appropriately reflected (in a manner determined by the Board of
Trustees) and may affect the net asset value attributable to, and the dividend, redemption and liquidation rights of, such Class.  Each allocation of liabilities, debts, obligations, costs, charges, reserves and expenses by or under the direction of the Board of
Trustees shall be conclusive and binding upon the Shareholders of all
 Classes for all purposes.  All Persons who have extended credit that has been allocated to a particular Class, or who have a claim or contract that has been allocated to any particular Class, shall look, and may be required by contract to look, exclusively to that particular Class for payment of such credit, claim, or contract.
(c)	Dividends, Distributions and Redemptions.  Notwithstanding any
	other provisions of this Declaration of Trust, including, without
	limitation, Article VI hereof, no dividend or distribution including
	, without limitation, any distribution paid upon dissolution of the
	Trust or of any Series with respect to, nor any redemption of, the
	Shares of any Series or Class of such Series shall be effected by
	the Trust other than from the assets held with respect to such
	Series, nor, except as specifically provided in Section 7 of this
	Article III, shall any Shareholder of any particular Series
	otherwise have any right or claim against the assets held with
	respect to any other Series or the Trust generally except, in the
	case of a right or claim against the assets held with respect to any
	 other Series, to the extent that such Shareholder has such a right
	or claim hereunder as a Shareholder of such other Series.  The Board
	 of Trustees shall have full discretion, to the extent not
	inconsistent with the 1940 Act, to determine which items shall be
	treated as income and which items as capital; and each such
	determination and allocation shall be conclusive and binding upon
	the Shareholders.
(d)	Voting.  All Shares of the Trust entitled to vote on a matter
	shall vote in the aggregate without differentiation between the
	Shares of the separate Series, if any, or separate Classes, if any;
	provided that (i) with respect to any matter that affects only the
	interests of some but not all Series, then only the Shares of such
	affected Series, voting separately, shall be entitled to vote on the
	 matter, (ii) with respect to any matter that affects only the
	interests of some but not all Classes, then only the Shares of such
	affected Classes, voting separately, shall be entitled to vote on
	the matter; and (iii) notwithstanding the foregoing, with respect
	to any matter as to which the 1940 Act or other applicable law or
	regulation requires voting, by Series or by Class, then the Shares
	of the Trust shall vote as prescribed in such law or regulation.
(e)	Equality.  Each Share of any particular Series shall be equal to
	each other Share of such Series (subject to the rights and
	preferences with respect to separate Classes of such Series).
(f)	Fractions.  A fractional Share of the Trust or a Series shall
	carry proportionately all the rights and obligations of a whole
	Share of the Trust or such Series, including rights with respect to
	voting, receipt of dividends and distributions, redemption of Shares
	 and dissolution of the Trust or that Series.
(g)	Exchange Privilege.  The Board of Trustees shall have the
	authority to provide that the holders of Shares of any Series shall
	have the right to exchange said Shares for Shares of one or more
	other Series in accordance with such requirements and procedures as
	may be established by the Board of Trustees, and in accordance with
	the 1940 Act.
(h)	Combination of Series or Classes.
	The Board of Trustees shall have the authority, without the
	approval, vote or consent of the Shareholders of any Series, unless
	otherwise required by applicable law, to combine the assets and
	liabilities held with respect to any two or more Series into assets
	and liabilities held with respect to a single Series; provided that
	upon completion of such combination of Series, the interest of each
	Shareholder, in the combined assets and liabilities held with
	respect to the combined Series shall equal the interest of each such
	 Shareholder in the aggregate of the assets and liabilities held
	with respect to the Series that were combined.
	The Board of Trustees shall have the authority, without the
	approval, vote or consent of the Shareholders of any Series or
	Class, unless otherwise required by applicable law, to combine,
	merge or otherwise consolidate the Shares of two or more Classes of
	Shares of a Series with and/or into a single Class of Shares of such
	 Series, with such designation, preference, conversion or other
	rights, voting powers, restrictions, limitations as to dividends,
	qualifications, terms and conditions of redemption and other
	characteristics as the Trustees may determine; provided, however,
	that the Trustees shall provide written notice to the affected
	Shareholders of any such transaction.
	The transactions in (i) and (ii) above may be effected through
	share-for-share exchanges, transfers or sales of assets, Shareholder
	 in-kind redemptions and purchases, exchange offers, or any other
	method approved by the Trustees.
(i)	Dissolution or Termination.  Any particular Series shall be
	dissolved and terminated upon the occurrence of the applicable
	dissolution events set forth in Article VIII, Section 1 hereof.
	Upon dissolution of a particular Series, the Trustees shall wind up
	the affairs of such Series in accordance with Article VIII,
	Section 1 hereof.  The Board of Trustees shall terminate any
	particular Class: (i) upon approval by a majority of votes cast at a
	 meeting of the Shareholders of such Class, provided a quorum of
	Shareholders of such Class are present, or by action of the
	Shareholders of such Class by written consent without a meeting
	pursuant to Article V, Section 3; or (ii) at the discretion of the
	Board of Trustees either (A) at any time there are no Shares
	outstanding of such Class, or (B) upon prior written notice to the
	Shareholders of such Class; provided, however, that upon the
	termination of any particular Series, every Class of such Series
	shall thereby be terminated.
Section 7.	Indemnification of Shareholders.  No Shareholder as such
	shall be subject to any personal liability whatsoever to any Person
	in connection with Trust Property or the acts, obligations or
	affairs of the Trust.  If any Shareholder or former Shareholder
	shall be exposed to liability, charged with liability, or held
	personally liable, for any obligations or liability of the Trust, by
	 reason of a claim or demand relating exclusively to his or her
	being or having been a Shareholder of the Trust or a Shareholder of
	a particular Series thereof, and not because of such Shareholder's
	actions or omissions, such Shareholder or former Shareholder (or, in
	 the case of a natural person, his or her heirs, executors,
	administrators, or other legal representatives or, in the case of a
	corporation or other entity, its corporate or other general
	successor) shall be entitled to be held harmless from and
	indemnified out of the assets of the Trust or out of the assets of
	such Series thereof, as the case may be, against all loss and
	expense, including without limitation, attorneys' fees, arising from
	 such claim or demand; provided, however, such indemnity shall not
	cover (i) any taxes due or paid by reason of such Shareholder's
	ownership of any Shares and (ii) expenses charged to a Shareholder
	pursuant to Article IV, Section 5 hereof.
ARTICLE IV

THE BOARD OF TRUSTEES
Section 1.	Number, Election, Term, Removal and Resignation.
(a)	The Board of Trustees shall be comprised of the Trustees entering
	 into this Declaration of Trust on the date first written above,
	who shall hold office in accordance with paragraph (c) of this
	Section 1 and as otherwise provided herein.  In accordance with
	Section 3801 of the DSTA, each Trustee shall become a Trustee and
	be bound by this Declaration of Trust and the By-Laws when such
	Person signs this Declaration of Trust as a trustee and/or is duly
	elected or appointed, qualified and serving on the Board of Trustees
	 in accordance with the provisions hereof and the By-Laws, so long
	as such signatory or other Person continues in office in accordance
	with the terms hereof.
(b)	The number of Trustees constituting the entire Board of Trustees
	may be fixed from time to time by the vote of a majority of the then
	 Board of Trustees; provided, however, that the number of Trustees
	shall in no event be less than one (1) nor more than fifteen (15).
	The number of Trustees shall not be reduced so as to shorten the
	term of any Trustee then in office.
(c)	Each Trustee shall hold office for the lifetime of the Trust or
	until such Trustee's earlier death, resignation, removal, retirement
	 or inability otherwise to serve, or, if sooner than any of such
	events, until the next meeting of Shareholders called for the
	purpose of electing Trustees or consent of Shareholders in lieu
	thereof for the election of Trustees, and until the election and
	qualification of his or her successor.  Shareholders shall not be
	entitled to elect Trustees except as required by the 1940 Act.  To
	the extent required by the 1940 Act, the Shareholders shall elect
	the Trustees on such dates as the Trustees may fix from time to
	time.  The Shareholders may elect Trustees at any meeting of
	Shareholders called for that purpose pursuant to the By-Laws.  In
	the event that after the proxy material approved by the Trustees has
	 been printed for a meeting of Shareholders at which Trustees are to
	 be elected any one or more nominees approved by the Trustees named
	in such proxy material dies or become incapacitated or is otherwise
	unable or unwilling to serve, the authorized number of Trustees
	shall be automatically reduced by the number of such nominees,
	unless the Board of Trustees prior to the meeting shall otherwise
	determine.  A meeting of Shareholders for the purpose of electing or
	 removing one or more Trustees shall be called as provided in the
	By-Laws.
(d)	Any Trustee may be removed, with or without cause, by the Board
	of Trustees, by action of a majority of the Trustees then in office,
	 or by vote of the Shareholders at any meeting called for that
	purpose.
(e)	Any Trustee may resign at any time by giving written notice to
	the secretary of the Trust or to a meeting of the Board of Trustees.
	  Such resignation shall be effective upon receipt, unless specified
	 to be effective at some later time.
(f)	The declination to serve, death, resignation, retirement, removal
	, incapacity, or inability of the Trustees, or any one of them,
	shall not operate to dissolve or terminate the Trust or to revoke
	any existing agency created pursuant to the terms of this
	Declaration of Trust.
Section 2.	Trustee Action by Written Consent Without a Meeting.  To
		the extent not inconsistent with the provisions of the 1940 Act,
		any action that may be taken at any meeting of the Board of
		Trustees or any committee thereof may be taken without a meeting
		and without prior written notice if a consent or consents in
		writing setting forth the action so taken is signed by the Trustees
		 having not less than the minimum number of votes that would be
		necessary to authorize or take that action at a meeting at which
		all Trustees on the Board of Trustees or any committee thereof, as
		the case may be, were present and voted.  Written consents of the
		Trustees may be executed in one or more counterparts.  A consent
		transmitted by electronic transmission (as defined in Section 3806
		of the DSTA) by a Trustee shall be deemed to be written and signed
		for purposes of this Section.  All such consents shall be filed
		with the secretary of the Trust and shall be maintained in the
		Trust's records.
Section 3.	Powers; Other Business Interests; Quorum and Required
		Vote.
(a)	Powers.  Subject to the provisions of this Declaration of Trust,
	the business of the Trust (including every Series thereof) shall be
	managed by or under the direction of the Board of Trustees, and such
	 Board of Trustees shall have all powers necessary or convenient to
	carry out that responsibility.  The Board of Trustees shall have
	full power and authority to do any and all acts and to make and
	execute any and all contracts and instruments that it may consider
	necessary or appropriate in connection with the operation and
	administration of the Trust (including every Series thereof).  The
	Board of Trustees shall not be bound or limited by present or future
	 laws or customs with regard to investments by trustees or
	fiduciaries, but, subject to the other provisions of this
	Declaration of Trust and the By-Laws, shall have full authority and
	absolute power and control over the assets and the business of the
	Trust (including every Series thereof) to the same extent as if the
	Board of Trustees was the sole owner of such assets and business in
	its own right, including such authority, power and control to do all
	 acts and things as it, in its sole discretion, shall deem proper to
	 accomplish the purposes of this Trust.  Without limiting the
	foregoing, the Board of Trustees may, subject to the requisite vote
	for such actions as set forth in this Declaration of Trust and the
	By-Laws: (1) adopt By-Laws not inconsistent with applicable law or
	this Declaration of Trust; (2) amend, restate and repeal such
	By-Laws, subject to and in accordance with the provisions of such
	By-Laws; (3) fill vacancies on the Board of Trustees in accordance
	with this Declaration of Trust and the By-Laws; (4) elect and remove
	 such officers and appoint and terminate such agents as it considers
	 appropriate, in accordance with this Declaration of Trust and the
	By-Laws; (5) establish and terminate one or more committees of the
	Board of Trustees pursuant to the By-Laws; (6) place Trust Property
	in custody as required by the 1940 Act, employ one or more
	custodians of the Trust Property and authorize such custodians to
	employ sub-custodians and to place all or any part of such Trust
	Property with a custodian or a custodial system meeting the
	requirements of the 1940 Act; (7) retain a transfer agent, dividend
	disbursing agent, a shareholder servicing agent or administrative
	services agent, or any number thereof or any other service provider
	as deemed appropriate; (8) provide for the issuance and distribution
	 of Shares in the Trust or other securities or financial instruments
	 directly or through one or more Principal Underwriters or otherwise
	; (9) retain one or more Investment Adviser(s); (10) re-acquire and
	redeem Shares on behalf of the Trust and transfer Shares pursuant
	to applicable law; (11) set record dates for the determination of
	Shareholders with respect to various matters, in the manner provided
	 in Article V, Section 4 of this Declaration of Trust; (12) declare
	and pay dividends and distributions to Shareholders from the Trust
	Property, in accordance with this Declaration of Trust and the
	By-Laws; (13) establish, designate and redesignate from time to time
	, in accordance with the provisions of Article III, Section 6 hereof
	, any Series or Class of the Trust or of a Series; (14) hire
	personnel as staff for the Board of Trustees or, for those Trustees
	who are not Interested Persons of the Trust, the Investment Adviser,
	 or the Principal Underwriter, set the compensation to be paid by
	the Trust to such personnel, exercise exclusive supervision of such
	personnel, and remove one or more of such personnel, at the
	discretion of the Board of Trustees; (15) retain special counsel,
	other experts and/or consultants for the Board of Trustees, for
	those Trustees who are not Interested Persons of the Trust, the
	Investment Adviser, or the Principal Underwriter, and/or for one or
	more of the committees of the Board of Trustees, set the
	compensation to be paid by the Trust to such special counsel, other
	experts and/or consultants, and remove one or more of such special
	counsel, other experts and/or consultants, at the discretion of the
	Board of Trustees; (16) engage in and prosecute, defend, compromise,
	 abandon, or adjust, by arbitration, or otherwise, any actions,
	suits, proceedings, disputes, claims, and demands relating to the
	Trust, and out of the assets of the Trust to pay or to satisfy any
	debts, claims or expenses incurred in connection therewith,
	including those of litigation, and such power shall include, without
	 limitation, the power of the Trustees, or any appropriate committee
	 thereof, in the exercise of their or its good faith business
	judgment, to dismiss any action, suit, proceeding, dispute, claim or
	 demand, derivative or otherwise, brought by any person, including a
	 shareholder in its own name or in the name of the Trust, whether or
	 not the Trust or any of the Trustees may be named individually
	therein or the subject matter arises by reason of business for or on
	 behalf of the Trust; and (17) in general delegate such authority as
	 it considers desirable to any Trustee or officer of the Trust, to
	any committee of the Trust, to any agent or employee of the Trust or
	 to any custodian, transfer, dividend disbursing, shareholder
	servicing agent, Principal Underwriter, Investment Adviser, or other
	 service provider.
The powers of the Board of Trustees set forth in this Section 3(a)
are without prejudice to any other powers of the Board of Trustees set forth in this Declaration of Trust and the By-Laws.  Any determination as to what is in the best interests of the Trust or any
 Series or Class thereof and its Shareholders made by the Board of
Trustees in good faith shall be conclusive.  In construing the provisions of this Declaration of Trust, the presumption shall be in favor of a grant of power to the Board of Trustees.
The Trustees shall be subject to the same fiduciary duties to which the directors of a Delaware corporation would be subject if the Trust were a Delaware corporation, the Shareholders were shareholders of such Delaware corporation and the Trustees were directors of such
Delaware corporation, and such modified duties shall replace any fiduciary duties to which the Trustees would otherwise be subject.
Without limiting the generality of the foregoing, all actions and omissions of the Trustees shall be evaluated under the doctrine commonly referred to as the "business judgment rule," as defined and developed under Delaware law, to the same extent that the same actions or omissions of directors of a Delaware corporation in a substantially similar circumstance would be evaluated under such doctrine.  Notwithstanding the foregoing, the provisions of this
Declaration of Trust and the By-Laws, to the extent that they restrict or eliminate the duties (including fiduciary duties) and liabilities relating thereto of a Trustee otherwise applicable under the foregoing standard or otherwise existing at law or in equity, are agreed by each Shareholder and the Trust to replace such other duties and liabilities of such Trustee.
(b)	Other Business Interests.  The Trustees shall devote to the
	affairs of the Trust (including every Series thereof) such time as
	may be necessary for the proper performance of their duties
	hereunder, but neither the Trustees nor the officers, directors,
	shareholders, partners or employees of the Trustees, if any, shall
	be expected to devote their full time to the performance of such
	duties.  The Trustees, or any Affiliate, shareholder, officer,
	director, partner or employee thereof, or any Person owning a legal
	or beneficial interest therein, may engage in, or possess an
	interest in, any business or venture other than the Trust or any
	Series thereof, of any nature and description, independently or with
	 or for the account of others.  None of the Trust, any Series
	thereof or any Shareholder shall have the right to participate or
	share in such other business or venture or any profit or
	compensation derived therefrom.
(c)	Quorum and Required Vote.  At all meetings of the Board of
	Trustees, a majority of the Board of Trustees then in office shall
	be present in person in order to constitute a quorum for the
	transaction of business.  A meeting at which a quorum is initially
	present may continue to transact business notwithstanding the
	departure of Trustees from the meeting, if any action taken is
	approved by at least a majority of the required quorum for that
	meeting.  Subject to Article III, Sections 1 and 6 of the By-Laws
	and except as otherwise provided herein or required by applicable
	law, the vote of not less than a majority of the Trustees present
	at a meeting at which a quorum is present shall be the act of the
	Board of Trustees.
Section 4.	Payment of Expenses by the Trust.  Subject to the
		provisions of Article III, Section 6 hereof, the Trustees or an
		authorized officer of the Trust shall pay or cause to be paid out
		of the principal or income of the Trust or any particular Series or
		 Class thereof, or partly out of the principal and partly out of
		the income of the Trust or any particular Series or Class thereof,
		and charge or allocate the same to, between or among such one or
		more of the Series or Classes that may be established or designated
		 pursuant to Article III, Section 6 hereof, as the Trustees or such
		 officer deems fair, all expenses, fees, charges, taxes and
		liabilities incurred by or arising in connection with the
		maintenance or operation of the Trust or a particular Series or
		Class thereof, or in connection with the management thereof,
		including, but not limited to, the Trustees' compensation and such
		expenses, fees, charges, taxes and liabilities associated with the
		services of the Trust's officers, employees, Investment Adviser(s),
		 Principal Underwriter, auditors, counsel, custodian,
		sub-custodian, transfer agent, dividend disbursing agent,
		shareholder servicing agent, and such other agents or independent
		contractors and such other expenses, fees, charges, taxes and
		liabilities as the Board of Trustees may deem necessary or proper
		to incur.
Section 5.	Payment of Expenses by Shareholders.  The Board of
		Trustees shall have the power, as frequently as it may determine,
		to cause any Shareholder to pay directly, in advance or arrears,
		an amount fixed from time to time by the Board of Trustees or an
		officer of the Trust for charges of the Trust's custodian or
		transfer, dividend disbursing, shareholder servicing or similar
		agent-which are not customarily charged generally to the Trust,
		a Series or a Class, where such services are provided to such
		Shareholder individually, rather than to all Shareholders
		collectively, by setting off such amount due from such Shareholder
		from the amount of (i) declared but unpaid dividends or
		distributions owed such Shareholder, or (ii) proceeds from the
		redemption by the Trust of Shares from such Shareholder pursuant to
		 Article VI hereof.
Section 6.	Ownership of Trust Property.  Legal title to all of the
		Trust Property shall at all times be vested in the Trust, except
		that the Board of Trustees shall have the power to cause legal
		title to any Trust Property to be held by or in the name of any
		Person as nominee, on such terms as the Board of Trustees may
		determine, in accordance with applicable law.  No creditor of any
		Trustee shall have any right to obtain possession, or otherwise
		exercise legal or equitable remedies with respect to, any Trust
		Property with respect to any claim against, or obligation of, such
		Trustee in its individual capacity and not related to the Trust or
		any Series or Class of the Trust.  No Shareholder shall be deemed
		to have a severable ownership in any individual asset of the Trust,
		 or belonging to any Series, or allocable to any Class thereof, or
		any right of partition or possession thereof, but each Shareholder
		shall have, except as otherwise provided for herein, a
		proportionate undivided beneficial interest in the Trust or in
		assets belonging to the Series (or allocable to the Class) in which
		 the Shareholder holds Shares.  The Shares shall be personal
		property giving only the rights specifically set forth in this
		Declaration of Trust or the DSTA.
Section 7.	Service Contracts.
(a)	Subject to this Declaration of Trust, the By-Laws and the
	1940 Act, the Board of Trustees may, at any time and from time to
	time, contract for exclusive or nonexclusive investment advisory or
	investment management services for the Trust or for any Series
	thereof with any corporation, trust, association or other
	organization, including any Affiliate; and any such contract may
	contain such other terms as the Board of Trustees may determine,
	including without limitation, delegation of authority to the
	Investment Adviser to determine from time to time without prior
	consultation with the Board of Trustees what securities and other
	instruments or property shall be purchased or otherwise acquired,
	owned, held, invested or reinvested in, sold, exchanged,
	transferred, mortgaged, pledged, assigned, negotiated, or otherwise
	dealt with or disposed of, and what portion, if any, of the Trust
	Property shall be held uninvested and to make changes in the Trust's
	 or a particular Series' investments, or to engage in such other
	activities, including administrative services, as may specifically
	be delegated to such party.
(b)	The Board of Trustees may also, at any time and from time to time
	, contract with any Person, including any Affiliate, appointing it
	or them as the exclusive or nonexclusive placement agent,
	distributor or Principal Underwriter for the Shares of the Trust or
	one or more of the Series or Classes thereof, or for other
	securities or financial instruments to be issued by the Trust, or
	appointing it or them to act as the administrator, fund accountant
	or accounting agent, custodian, transfer agent, dividend disbursing
	agent and/or shareholder servicing agent for the Trust or one or
	more of the Series or Classes thereof.
(c)	The Board of Trustees is further empowered, at any time and from
	time to time, to contract with any Persons, including any Affiliates
	, to provide such other services to the Trust or one or more of its
	Series, as the Board of Trustees determines to be in the best
	interests of the Trust, such Series and its Shareholders.
(d)	None of the following facts or circumstances shall affect the
	validity of any of the contracts provided for in this Article IV,
	Section 7, or disqualify any Shareholder, Trustee, employee or
	officer of the Trust from voting upon or executing the same, or
	create any liability or accountability to the Trust, any Series
	thereof or the Shareholders, provided that the establishment of and
	performance of each such contract is permissible under the 1940 Act,
	and provided further that such Person is authorized to vote upon
	such contract under the 1940 Act:the fact that any of the
	Shareholders, Trustees, employees or officers of the Trust is a
	shareholder, director, officer, partner, trustee, employee, manager,
	 Adviser, placement agent, Principal Underwriter, distributor, or
	Affiliate or agent of or for any Person, or for any parent or
	Affiliate of any Person, with which any type of service contract
	provided for in this Article IV, Section 7 may have been or may
	hereafter be made, or that any such Person, or any parent or
	Affiliate thereof, is a Shareholder or has an interest in the Trust,
	 or
	the fact that any Person with which any type of service contract
	provided for in this Article IV, Section 7 may have been or may
	hereafter be made also has such a service contract with one or more
	other Persons, or has other business or interests.
(e)	Every contract referred to in this Section 7 is required to
	comply with this Declaration of Trust, the By-Laws, the 1940 Act,
	other applicable law and any stipulation by resolution of the
	Board of Trustees.
ARTICLE V

SHAREHOLDERS' VOTING POWERS AND MEETINGS
Section 1.	Voting Powers.  Subject to the provisions of Article III,
		Section 6 hereof, the Shareholders shall have the power to vote
		only (i) on such matters required by this Declaration of Trust, the
		 By-Laws, the 1940 Act, other applicable law and any registration
		statement of the Trust filed with the Commission, the registration
		of which is effective; and (ii) on such other matters as the Board
		of Trustees may consider necessary or desirable.  Subject to
		Article III hereof, the Shareholder of record (as of the record
		date established pursuant to Section 4 of this Article V) of each
		Share shall be entitled to one vote for each full Share, and a
		fractional vote for each fractional Share.  Shareholders shall not
		be entitled to cumulative voting in the election of Trustees or on
		any other matter.
Section 2.	Quorum and Required Vote.
(a)	Forty percent (40%) of the outstanding Shares entitled to vote at
	 a Shareholders' meeting, which are present in person or represented
	 by proxy, shall constitute a quorum at the Shareholders' meeting,
	except when a larger quorum is required by this Declaration of Trust
	, the By-Laws, applicable law or the requirements of any securities
	exchange on which Shares are listed for trading, in which case such
	quorum shall comply with such requirements.  When a separate vote
	by one or more Series or Classes is required, forty percent (40%) of
	 the outstanding Shares of each such Series or Class entitled to
	vote at a Shareholders' meeting of such Series or Class, which are
	present in person or represented by proxy, shall constitute a quorum
	 at the Shareholders' meeting of such Series or Class, except when a
	 larger quorum is required by this Declaration of Trust, the By-Laws
	, applicable law or the requirements of any securities exchange on
	which Shares of such Series or Class are listed for trading, in
	which case such quorum shall comply with such requirements.
(b)	Subject to the provisions of Article III, Section 6(d), when a
	quorum is present at any meeting, a majority of the votes cast shall
	 decide any questions and a plurality shall elect a Trustee, except
	when a larger vote is required by any provision of this Declaration
	of Trust or the By-Laws or by applicable law.  Pursuant to
	Article III, Section 6(d) hereof, where a separate vote by Series
	and, if applicable, by Class is required, the preceding sentence
	shall apply to such separate votes by Series and Classes.
(c)	Abstentions and broker non-votes will be treated as votes present
	 at a Shareholders' meeting; abstentions and broker non-votes will
	not be treated as votes cast at such meeting.  Abstentions and
	broker non-votes, therefore (i) will be included for purposes of
	determining whether a quorum is present; and (ii) will have no
	effect on proposals that require a plurality for approval, or on
	proposals requiring an affirmative vote of a majority of votes cast
	for approval.
Section 3.	Shareholder Action by Written Consent Without a Meeting.
		Any action which may be taken at any meeting of Shareholders may be
		 taken without a meeting if a consent or consents in writing
		setting forth the action so taken is or are signed by the holders
		of a majority of the Shares entitled to vote on such action (or
		such different proportion thereof as shall be required by law, the
		Declaration of Trust or the By-Laws for approval of such action)
		and is or are received by the secretary of the Trust either:
		(i) by the date set by resolution of the Board of Trustees for the
		shareholder vote on such action; or (ii) if no date is set by
		resolution of the Board, within 30 days after the record date for
		such action as determined by reference to Article V, Section 4(b)
		hereof.  The written consent for any such action may be executed in
		 one or more counterparts, each of which shall be deemed an
		original, and all of which when taken together shall constitute one
		 and the same instrument.  A consent transmitted by electronic
		transmission (as defined in the DSTA) by a Shareholder or by a
		Person or Persons authorized to act for a Shareholder shall be
		deemed to be written and signed for purposes of this Section.  All
		such consents shall be filed with the secretary of the Trust and
		shall be maintained in the Trust's records.  Any Shareholder that
		has given a written consent or the Shareholder's proxyholder or a
		personal representative of the Shareholder or its respective
		proxyholder may revoke the consent by a writing received by the
		secretary of the Trust either: (i) before the date set by
		resolution of the Board of Trustees for the shareholder vote on
		such action; or (ii) if no date is set by resolution of the Board,
		within 30 days after the record date for such action as determined
		by reference to Article V, Section 4(b) hereof.
Section 4.	Record Dates.
(a)	For purposes of determining the Shareholders entitled to notice
	of, and to vote at, any meeting of Shareholders, the Board of
	Trustees may fix a record date, which record date shall not precede
	the date upon which the resolution fixing the record date is adopted
	 by the Board of Trustees, and which record date shall not be more
	than one hundred and twenty (120) days nor less than ten (10) days
	before the date of any such meeting.  A determination of
	Shareholders of record entitled to notice of or to vote at a meeting
	 of Shareholders shall apply to any adjournment of the meeting;
	provided, however, that the Board of Trustees may fix a new record
	date for the adjourned meeting and shall fix a new record date for
	any meeting that is adjourned for more than one hundred and eighty
	(180) days from the record date set for the original meeting.  For
	purposes of determining the Shareholders entitled to vote on any
	action without a meeting, the Board of Trustees may fix a record
	date, which record date shall not precede the date upon which the
	resolution fixing the record date is adopted by the Board of
	Trustees, and which record date shall not be more than thirty
	(30) days after the date upon which the resolution fixing the record
	 date is adopted by the Board of Trustees.
(b)	If the Board of Trustees does not so fix a record date:
	the record date for determining Shareholders entitled to notice of,
	and to vote at, a meeting of Shareholders shall be at the close of
	business on the day next preceding the day on which notice is given
	or, if notice is waived, at the close of business on the day next
	preceding the day on which the meeting is held.
	the record date for determining Shareholders entitled to vote on any
	 action by consent in writing without a meeting of Shareholders, (1)
	 when no prior action by the Board of Trustees has been taken, shall
	 be the day on which the first signed written consent setting forth
	the action taken is delivered to the Trust, or (2) when prior action
	 of the Board of Trustees has been taken, shall be at the close of
	business on the day on which the Board of Trustees adopts the
	resolution taking such prior action.
(c)	For the purpose of determining the Shareholders of the Trust or
	any Series or Class thereof who are entitled to receive payment of
	any dividend or of any other distribution of assets of the Trust or
	any Series or Class thereof (other than in connection with a
	dissolution of the Trust or a Series, a merger, consolidation,
	conversion, reorganization, or any other transactions, in each case
	that is governed by Article VIII of the Declaration of Trust), the
	Board of Trustees may:from time to time fix a record date, which
	record date shall not precede the date upon which the resolution
	fixing the record date is adopted, and which record date shall not
	be more than sixty (60) days before the date for the payment of such
	 dividend and/or such other distribution;
	adopt standing resolutions fixing record dates and related payment
	dates at periodic intervals of any duration for the payment of such
	dividend and/or such other distribution; and/or
	delegate to an appropriate officer or officers of the Trust the
	determination of such periodic record and/or payments dates with
	respect to such dividend and/or such other distribution.
Nothing in this Section shall be construed as precluding the Board of
 Trustees from setting different record dates for different Series or Classes.
Section 5.	Additional Provisions.  The By-Laws may include further
		provisions for Shareholders' votes, meetings and related matters.
ARTICLE VI

NET ASSET VALUE; DISTRIBUTIONS;
REDEMPTIONS; TRANSFERS
Section 1.	Determination of Net Asset Value, Net Income and
		Distributions.
(a)	Subject to Article III, Section 6 hereof, the Board of Trustees
	shall have the power to determine from time to time the offering
	price for authorized, but unissued, Shares of the Trust or any
	Series or Class thereof, respectively, that shall yield to the Trust
	 or such Series or Class not less than the net asset value thereof,
	in addition to any amount of applicable sales charge to be paid to
	the Principal Underwriter or the selling broker or dealer in
	connection with the sale of such Shares, at which price the Shares
	of the Trust or such Series or Class, respectively, shall be offered
	 for sale, subject to any other requirements or limitations of the
	1940 Act.
(b)	Subject to Article III, Section 6 hereof, the Board of Trustees
	may, subject to the 1940 Act, prescribe (or delegate to any officer
	of the Trust or any other Person the right to prescribe) such bases
	and time (including any methodology or plan) for determining the net
	 asset value per Share of the Trust or any Series or Class thereof,
	or net income attributable to the Shares of the Trust or any Series
	or Class thereof or the declaration and payment of dividends and
	distributions on the Shares of the Trust or any Series or Class
	thereof, and the method of determining the Shareholders to whom
	dividends and distributions are payable, as it may deem necessary or
	 desirable, and such dividends and distributions may vary between
	the Classes to reflect differing allocations of the expenses of the
	Trust between such Classes to such extent and for such purposes as
	the Trustees may deem appropriate.  Without limiting the generality
	of the foregoing, but subject to applicable federal law, including
	the 1940 Act, any dividend or distribution may be paid in cash
	and/or securities or other property, and the composition of any such
	 distribution shall be determined by the Trustees (or by any officer
	 of the Trust or any other Person to whom such authority has been
	delegated by the Trustees) and may be different among Shareholders
	including differences among Shareholders of the same Series or Class.
(c)	The Shareholders of the Trust or any Series or Class, if any,
	shall be entitled to receive dividends and distributions, when, if
	and as declared by the Board of Trustees with respect thereto,
	provided that with respect to Classes, such dividends and
	distributions shall comply with the 1940 Act.  The right of
	Shareholders to receive dividends or other distributions on Shares
	of any Class may be set forth in a plan adopted by the Board of
	Trustees and amended from time to time pursuant to the 1940 Act.
	No Share shall have any priority or preference over any other Share
	of the Trust with respect to dividends or distributions paid in the
	ordinary course of business or distributions upon dissolution of the
	 Trust made pursuant to Article VIII, Section 1 hereof; provided
	however, that if the Shares of the Trust are divided into Series
	thereof, no Share of a particular Series shall have any priority or
	preference over any other Share of the same Series with respect to
	dividends or distributions paid in the ordinary course of business
	or distributions upon dissolution of the Trust or of such Series
	made pursuant to Article VIII, Section 1 hereof;
	if the Shares of the Trust are divided into Classes thereof, no
	Share of a particular Class shall have any priority or preference
	over any other Share of the same Class with respect to dividends or
	distributions paid in the ordinary course of business or
	distributions upon dissolution of the Trust made pursuant to
	Article VIII, Section 1 hereof; and
	if the Shares of a Series are divided into Classes thereof, no Share
	 of a particular Class of such Series shall have any priority or
	 preference over any other Share of the same Class of such Series
	with respect to dividends or distributions paid in the ordinary
	course of business or distributions upon dissolution of such Series
	made pursuant to Article VIII, Section 1 hereof.
All dividends and distributions shall be made ratably among all
Shareholders of the Trust, a particular Class of the Trust, a particular Series, or a particular Class of a Series from the Trust
Property held with respect to the Trust, such Series or such Class, respectively, according to the number of Shares of the Trust, such
Series or such Class held of record by such Shareholders on the record date for any dividend or distribution; provided however, that
	if the Shares of the Trust are divided into Series thereof, all dividends and distributions from the Trust Property and, if a pplicable, held with respect to such Series, shall be distributed to each Series thereof according to the net asset value computed for such Series and within such particular Series, shall be distributed ratably to the Shareholders of such Series according to the number of
 Shares of such Series held of record by such Shareholders on the record date for any dividend or distribution; and
	if the Shares of the Trust or of a Series are divided into Classes
	thereof, all dividends and distributions from the Trust Property and
	, if applicable, held with respect to the Trust or such Series,
	shall be distributed to each Class thereof according to the net
	asset value computed for such Class and within such particular Class
	, shall be distributed ratably to the Shareholders of such Class
	according to the number of Shares of such Class held of record by
	such Shareholders on the record date for any dividend or
	distribution.
Dividends and distributions may be paid in cash, in kind or in
Shares.
(d)	Before payment of any dividend there may be set aside out of any
	funds of the Trust, or the applicable Series thereof, available for
	dividends such sum or sums as the Board of Trustees may from time to
	 time, in its absolute discretion, think proper as a reserve fund to
	 meet contingencies, or for equalizing dividends, or for repairing
	or maintaining any property of the Trust, or any Series thereof, or
	for such other lawful purpose as the Board of Trustees shall deem to
	 be in the best interests of the Trust, or the applicable Series, as
	 the case may be, and the Board of Trustees may abolish any such
	reserve in the manner in which the reserve was created.
Section 2.	Redemptions at the Option of a Shareholder.  Unless
		otherwise provided in the prospectus of the Trust relating to the
		Shares, as such prospectus may be amended from time to time:
(a)	The Trust shall purchase such Shares as are offered by any
	Shareholder for redemption upon the presentation of a proper
	instrument of transfer together with a request directed to the Trust
	 or a Person designated by the Trust that the Trust purchase such
	Shares and/or in accordance with such other procedures for
	redemption as the Board of Trustees may from time to time authorize.
	  If certificates have been issued to a Shareholder, any request for
	 redemption by such Shareholder must be accompanied by surrender of
	any outstanding certificate or certificates for such Shares in form
	for transfer, together with such proof of the authenticity of
	signatures as may reasonably be required on such Shares and
	accompanied by proper stock transfer stamps, if applicable.
(b)	The Trust shall pay for such Shares the net asset value thereof
	as determined by the Trustees (or by such Person to whom such
	determination has been delegated) (excluding any applicable
	redemption fee or sales load), in accordance with this Declaration
	of Trust, the By-Laws, the 1940 Act and other applicable law.
	Payments for Shares so redeemed by the Trust shall be made in cash,
	except payment for such Shares may, at the option of the Board of
	Trustees, or such officer or officers as it may duly authorize in
	its complete discretion, be made in kind or partially in cash and
	partially in kind.  In case of any payment in kind, the Board of
	Trustees, or its authorized officers, shall have absolute discretion
	 as to what security or securities of the Trust or the applicable
	Series shall be distributed in kind and the amount of the same; and
	the securities shall be valued for purposes of distribution at the
	value at which they were appraised in computing the then current net
	 asset value of the Shares, provided that any Shareholder who cannot
	 legally acquire securities so distributed in kind shall receive
	cash to the extent permitted by the 1940 Act.  Shareholders shall
	bear the expenses of in-kind transactions, including, but not
	limited to, transfer agency fees, custodian fees and costs of
	disposition of such securities.
(c)	Payment by the Trust for such redemption of Shares shall be made
	by the Trust to the Shareholder within seven days after the date on
	which the redemption request is received in proper form and/or such
	other procedures authorized by the Board of Trustees are complied
	with; provided, however, that if payment shall be made other than
	exclusively in cash, any securities to be delivered as part of such
	payment shall be delivered as promptly as any necessary transfers of
	 such securities on the books of the several corporations or other
	Person whose securities are to be delivered practicably can be made,
	 which may not necessarily occur within such seven-day period.  In
	no case shall the Trust be liable for any delay of any corporation
	or other Person in transferring securities selected for delivery as
	all or part of any payment in kind.
(d)	The obligations of the Trust set forth in this Section 2 are
	subject to the provision that such obligations may be suspended or
	postponed by the Board of Trustees (1) during any time the New York
	Stock Exchange (the "Exchange") is closed for other than weekends or
	 holidays; (2) if permitted by the rules of the Commission, during
	periods when trading on the Exchange is restricted; or (3) during
	any National Financial Emergency.  The Board of Trustees may, in its
	 discretion, declare that the suspension relating to a National
	Financial Emergency shall terminate, as the case may be, on the
	first business day on which the Exchange shall have reopened or the
	period specified above shall have expired (as to which, in the
	absence of an official ruling by the Commission, the determination
	of the Board of Trustees shall be conclusive).  In the case of a
	suspension of the right of redemption as provided herein, a
	Shareholder may either withdraw the request for redemption or
	receive payment based on the net asset value per Share next
	determined after the termination of such suspension, less any fees
	imposed on such redemption.
(e)	The right of any Shareholder of the Trust or any Series or Class
	thereof to receive dividends or other distributions on Shares
	redeemed and all other rights of such Shareholder with respect to
	the Shares so redeemed, except the right of such Shareholder to
	receive payment for such Shares, shall cease at the time the
	purchase price of such Shares shall have been fixed, as provided
	above.
Section 3.	Redemptions at the Option of the Trust.  At the option of
		the Board of Trustees the Trust may, from time to time, without the
		 vote of the Shareholders, but subject to the 1940 Act, redeem
		Shares or authorize the closing of any Shareholder account, subject
		 to such conditions and for such reasons as may be established from
		 time to time by the Board of Trustees, including, without
		limitation, (i) the determination of the Trustees that direct or
  		indirect ownership of Shares of the Trust or any Series has or
		may become concentrated in such Shareholder to an extent that would
		 disqualify any Series as a regulated investment company under the
		Code (or any successor statute thereto), (ii) the failure of a
		Shareholder to supply a tax identification number if required to do
		 so, or to have the minimum investment required (which may vary by
		Series or Class), (iii) if the Share activity of the account or
		ownership of Shares by a particular Shareholder is deemed by the
		Trustees either to affect adversely the management of the Trust or
		any Series or Class or not to be in the best interests of the
		remaining Shareholders of the Trust or any Series or Class or (iv)
		the failure of a Shareholder to pay when due for the purchase of
		Shares issued to him.  Any such redemption shall be effected at the
		 redemption price and in the manner provided in this Article VI.
Section 4.	Transfer of Shares.  Shares shall be transferable in
		accordance with the provisions of the By-Laws.
ARTICLE VII

LIMITATION OF LIABILITY
AND INDEMNIFICATION OF AGENT
Section 1.	Limitation of Liability.
(a)	For the purpose of this Article, "Agent" means any Person who is
	or was a Trustee, officer, employee or other agent of the Trust or
	is or was serving at the request of the Trust as a trustee, director
	, officer, employee or other agent of another foreign or domestic
	corporation, partnership, joint venture, trust or other enterprise;
	"Proceeding" means any threatened, pending or completed action or
	proceeding, whether civil, criminal, administrative or investigative
	; and "Expenses" include without limitation attorneys' fees and any
	expenses of establishing a right to indemnification under this
	Article.
(b)	An Agent shall be liable to the Trust and to any Shareholder for
	any act or omission that constitutes a bad faith violation of the
	implied contractual covenant of good faith and fair dealing, for
	such Agent's own willful misfeasance, bad faith, gross negligence
	or reckless disregard of the duties involved in the conduct of such
	Agent (such conduct referred to herein as "Disqualifying Conduct"),
	and for nothing else.
(c)	Subject to subsection (b) of this Section 1 and to the fullest
	extent that limitations on the liability of Agents are permitted by
	the DSTA, the Agents shall not be responsible or liable in any event
	 for any act or omission of any other Agent of the Trust or any
	Investment Adviser or Principal Underwriter of the Trust.
(d)	No Agent, when acting in its respective capacity as such, shall
	be personally liable to any Person, other than the Trust or a
	Shareholder to the extent provided in subsections (b) and (c) of
	this Section 1, for any act, omission or obligation of the Trust or
	any Trustee thereof.
(e)	Each Trustee, officer and employee of the Trust shall, in the
	performance of his or her duties, be fully and completely justified
	and protected with regard to any act or any failure to act resulting
	 from reliance in good faith upon the books of account or other
	records of the Trust, upon an opinion of counsel, or upon reports
	made to the Trust by any of its officers or employees or by the
	Investment Adviser, the Principal Underwriter, any other Agent,
	selected dealers, accountants, appraisers or other experts or
	consultants, regardless of whether such counsel or expert may also
	be a Trustee, as to matters the Trustee, officer or employee of the
	Trust reasonably believes are within such Person's professional or
	expert competence.  The officers and Trustees may obtain the advice
	of counsel or other experts with respect to the meaning and
	operation of this Declaration of Trust, the By-Laws, applicable law
	and their respective duties as officers or Trustees.  No such
	officer or Trustee shall be liable for any act or omission in
	accordance with such advice, records and/or reports and no inference
	 concerning liability shall arise from a failure to follow such
	advice, records and/or reports.  The officers and Trustees shall not
	 be required to give any bond hereunder, nor any surety if a bond is
	 required by applicable law.
(f)	The failure to make timely collection of dividends or interest,
	or to take timely action with respect to entitlements, on the
	Trust's securities issued in emerging countries, shall not be deemed
	 to be negligence or other fault on the part of any Agent, and no
	Agent shall have any liability for such failure or for any loss or
	damage resulting from the imposition by any government of exchange
	control restrictions which might affect the liquidity of the Trust's
	 assets or from any war or political act of any foreign government
	to which such assets might be exposed, except, in the case of a
	Trustee or officer, for liability resulting from such Trustee's or
	officer's Disqualifying Conduct.
(g)	The limitation on liability contained in this Article applies to
	events occurring at the time a Person serves as an Agent whether or
	not such Person is an Agent at the time of any Proceeding in which
	liability is asserted.
(h)	No amendment or repeal of this Article shall adversely affect any
	 right or protection of an Agent that exists at the time of such \
	amendment or repeal.
Section 2.	Indemnification.
(a)	Indemnification by Trust.  The Trust shall indemnify, out of
	Trust Property, to the fullest extent permitted under applicable law
	, any Person who was or is a party, potential party or non-party
	witness or is threatened to be made a party, potential party or
	non-party witness to any Proceeding by reason of the fact that such
	Person is or was an Agent of the Trust, against Expenses, judgments,
	 fines, settlements and other amounts actually and reasonably
	incurred in connection with such Proceeding if such Person acted in
	good faith or in the case of a criminal proceeding, had no
	reasonable cause to believe the conduct of such Person was unlawful.
	  The termination of any Proceeding by judgment, order, settlement,
	conviction or plea of nolo contendere or its equivalent shall not of
	 itself create a presumption that the Person did not act in good
	faith or that the Person had reasonable cause to believe that the
	Person's conduct was unlawful.
(b)	Exclusion of Indemnification.  Notwithstanding any provision to
	the contrary contained herein, there shall be no right to
	indemnification for any liability arising by reason of the Agent's
	Disqualifying Conduct.  In respect of any claim, issue or matter as
	to which that Person shall have been adjudged to be liable in the
	performance of that Person's duty to the Trust or the Shareholders,
	indemnification shall be made only to the extent that the court in
	which that action was brought shall determine, upon application or
	otherwise, that in view of all the circumstances of the case, that
	Person was not liable by reason of that Person's Disqualifying Conduct.
(c)	Required Approval.  Any indemnification under this Article shall
	be made by the Trust if authorized in the specific case on a
	determination that indemnification of the Agent is proper in the
	circumstances by (i) a final decision on the merits by a court or
	other body before whom the proceeding was brought that the Agent was
	 not liable by reason of Disqualifying Conduct (including, but not
	limited to, dismissal of either a court action or an administrative
	proceeding against the Agent for insufficiency of evidence of any
	Disqualifying Conduct) or, (ii) in the absence of such a decision,
	a reasonable determination, based upon a review of the facts, that
	the Agent was not liable by reason of Disqualifying Conduct, by (1)
	the vote of a majority of a quorum of the Trustees who are not (x)
	"interested persons" of the Trust as defined in Section 2(a)(19) of
	the 1940 Act, (y) parties to the proceeding, or (z) parties who have
	 any economic or other interest in connection with such specific
	case (the "disinterested, non-party Trustees"); or (2) by
	independent legal counsel in a written opinion.
(d)	Advancement of Expenses.  Expenses incurred by an Agent in
	defending any Proceeding may be advanced by the Trust before the
	final disposition of the Proceeding on receipt of an undertaking by
	or on behalf of the Agent to repay the amount of the advance if it
	shall be determined ultimately that the Agent is not entitled to be
	indemnified as authorized in this Article; provided, that at least
	one of the following conditions for the advancement of expenses is
	met: (i) the Agent shall provide a security for his undertaking,
	(ii) the Trust shall be insured against losses arising by reason of
	any lawful advances, or (iii) a majority of a quorum of the
	disinterested, non-party Trustees of the Trust, or an independent
	legal counsel in a written opinion, shall determine, based on a
	review of readily available facts (as opposed to a full trial-type
	inquiry), that there is reason to believe that the Agent ultimately
	will be found entitled to indemnification.
(e)	Other Contractual Rights.  Nothing contained in this Article
	shall affect any right to indemnification to which Persons other
	than Trustees and officers of the Trust or any subsidiary thereof
	may be entitled by contract or otherwise.
(f)	Fiduciaries of Employee Benefit Plan.  This Article does not
	apply to any Proceeding against any trustee, investment manager or
	other fiduciary of an employee benefit plan in that Person's
	capacity as such, even though that Person may also be an Agent of
	the Trust as defined in Section 1 of this Article.  Nothing
	contained in this Article shall limit any right to indemnification
	to which such a trustee, investment manager, or other fiduciary may
	be entitled by contract or otherwise which shall be enforceable to
	the extent permitted by applicable law other than this Article.
(g)	Joint and Several Obligations.  Notwithstanding any other
	provision in this Declaration of Trust to the contrary, any amount
	of indemnification and any advancement of expenses that any Agent is
	 entitled to be paid under Section 2 shall be deemed to be joint and
	 several obligations of the Trust and each Series, and the assets of
	 the Trust and each Series shall be subject to the claims of any
	Agent therefor under this Article VII; provided that any such
	liability, expense or obligation may be allocated and charged by the
	 Board of Trustees between or among the Trust and/or any one or more
	 Series (and Classes) in such manner as the Board of Trustees in its
	 sole discretion deem fair and equitable.
Section 3.	Insurance.  To the fullest extent permitted by applicable
		law, the Board of Trustees shall have the authority to purchase
		with Trust Property, insurance for liability and for all Expenses
		reasonably incurred or paid or expected to be paid by an Agent in
		connection with any Proceeding in which such Agent becomes involved
		 by virtue of such Agent's actions, or omissions to act, in its
		capacity or former capacity with the Trust, whether or not the
		Trust would have the power to indemnify such Agent against such
		liability.
Section 4.	Derivative Actions.  In addition to the requirements set
		forth in Section 3816 of the DSTA, a Shareholder or Shareholders
		may bring a derivative action on behalf of the Trust only if the
		following conditions are met:
(a)	The Shareholder or Shareholders must make a pre-suit demand upon
	the Board of Trustees to bring the subject action unless an effort
	to cause the Board of Trustees to bring such an action is not likely
	 to succeed.  For purposes of this Section 4, a demand on the Board
	of Trustees shall only be deemed not likely to succeed and therefore
	 excused if a majority of the Board of Trustees, or a majority of
	any committee established to consider the merits of such action, is
	composed of Trustees who are not "independent trustees" (as such
	term is defined in the DSTA).
(b)	Unless a demand is not required under paragraph (a) of this
	Section 4, Shareholders eligible to bring such derivative action
	under the DSTA who hold at least 10% of the outstanding Shares of
	the Trust, or 10% of the outstanding Shares of the Series or Class
	to which such action relates, shall join in the request for the
	Board of Trustees to commence such action; and
(c)	Unless a demand is not required under paragraph (a) of this
	Section 4, the Board of Trustees must be afforded a reasonable
	amount of time to consider such Shareholder request and to
	investigate the basis of such claim.  The Board of Trustees shall be
	 entitled to retain counsel or other advisors in considering the
	merits of the request and shall require an undertaking by the
	Shareholders making such request to reimburse the Trust for the
	expense of any such advisors in the event that the Board of
	Trustees determine not to bring such action.
For purposes of this Section 4, the Board of Trustees may designate a committee of one Trustee to consider a Shareholder demand if necessary to create a committee with a majority of Trustees who are
"independent trustees" (as such term is defined in the DSTA).
In addition to all suits, claims or other actions
(collectively, "claims") that under applicable law must be brought as derivative claims, each Shareholder of the Trust or any Series or
Class thereof agrees that any claim that affects all Shareholders of a Series or Class equally, that is, proportionately based on their number of Shares in such Series or Class, must be brought as a derivative claim subject to this Section 4 irrespective of whether such claim involves a violation of the Shareholders' rights under this Declaration of Trust or any other alleged violation of
contractual or individual rights that might otherwise give rise to a direct claim.
Section 5.	Jurisdiction and Waiver of Jury Trial.  In accordance with
 		Section 3804(e) of the DSTA any suit, action or proceeding brought
		 by or in the right of any Shareholder or any person claiming any
		interest in any Shares seeking to enforce any provision of, or
		based on any matter arising out of, or in connection with, this
		Declaration of Trust or the Trust, any Series or Class or any
		Shares, including any claim of any nature against the Trust, any
		Series or Class, the Trustees or officers of the Trust, shall be
		brought exclusively in the Court of Chancery of the State of
		Delaware to the extent there is subject matter jurisdiction in such
		 court for the claims asserted or, if not, then in the Superior
		Court of the State of Delaware, and all Shareholders and other such
		 Persons hereby irrevocably consent to the jurisdiction of such
		courts (and the appropriate appellate courts therefrom) in any such
		 suit, action or proceeding and irrevocably waive, to the fullest
		extent permitted by law, any objection they may make now or
		hereafter have to the laying of the venue of any such suit, action
		or proceeding in such court or that any such suit, action or
		proceeding brought in any such court has been brought in an
		inconvenient forum and further, in connection with any such suit,
		action, or proceeding brought in the Superior Court in the State
		of Delaware, all Shareholders and all other such Persons
		irrevocably waive the right to a trial by jury to the fullest
		extent permitted by law. All Shareholders and other such Persons
		agree that service of summons, complaint or other process in
		connection with any proceedings may be made by registered or
		certified mail or by overnight courier addressed to such Person at
		the address shown on the books and records of the Trust for such
		Person or at the address of the Person shown on the books and
		records of the Trust with respect to the Shares that such Person
		claims an interest in.  Service of process in any such suit, action
		 or proceeding against the Trust or any Trustee or officer of the
		Trust may be made at the address of the Trust's registered agent in
		 the State of Delaware.  Any service so made shall be effective as
		if personally made in the State of Delaware.
ARTICLE VIII

CERTAIN TRANSACTIONS
Section 1.	Dissolution of Trust or Series.  The Trust and each Series
		 shall have perpetual existence, except that the Trust (or a
		particular Series) shall be dissolved:
(a)	With respect to the Trust, (i) upon the vote of the holders of
	not less than a majority of the Shares of the Trust cast, or
	(ii) at the discretion of the Board of Trustees either (A) at any
	time there are no Shares outstanding of the Trust, or (B) upon prior
	 written notice to the Shareholders of the Trust; or
(b)	With respect to a particular Series, (i) upon the vote of the
	holders of not less than a majority of the Shares of such Series
	cast, or (ii) at the discretion of the Board of Trustees either (A)
	at any time there are no Shares outstanding of such Series, or (B)
	upon prior written notice to the Shareholders of such Series; or
(c)	With respect to the Trust (or a particular Series), upon the
	occurrence of a dissolution or termination event pursuant to any
	other provision of this Declaration of Trust (including
	Article VIII, Section 2) or the DSTA; or
(d)	With respect to any Series, upon any event that causes the
	dissolution of the Trust.
Upon dissolution of the Trust (or a particular Series, as the case may be), the Board of Trustees shall (in accordance with Section 3808 of the DSTA) pay or make reasonable provision to pay all claims and obligations of the Trust and/or each Series (or the particular Series
, as the case may be), including, without limitation, all contingent, conditional or unmatured claims and obligations known to the Trust, and all claims and obligations which are known to the Trust, but for which the identity of the claimant is unknown.  If there are sufficient assets held with respect to the Trust and/or each Series of the Trust (or the particular Series, as the case may be), such claims and obligations shall be paid in full and any such provisions for payment shall be made in full.  If there are insufficient assets held with respect to the Trust and/or each Series of the Trust (or the particular Series, as the case may be), such claims and
obligations shall be paid or provided for according to their priority and, among claims and obligations of equal priority, ratably to the extent of assets available therefor.  Any remaining assets (including
, without limitation, cash, securities or any combination thereof)
held with respect to the Trust and/or each Series of the Trust (or the particular Series, as the case may be) shall be distributed to the Shareholders of the Trust and/or each Series of the Trust (or the particular Series, as the case may be) ratably according to the number of Shares of the Trust and/or such Series thereof (or the particular Series, as the case may be) held of record by the several
Shareholders on the date for such dissolution distribution; provided, however, that if the Shares of the Trust or a Series are divided into Classes thereof, any remaining assets (including, without limitation, cash, securities or any combination thereof) held with respect to the Trust or such Series, as applicable, shall be distributed to each Class of the Trust or such Series according to the net asset value computed for such Class and within such
particular Class, shall be distributed ratably to the Shareholders of such Class according to the number of Shares of such Class held of record by the several Shareholders on the date for such dissolution distribution.  Upon the winding up of the Trust in accordance with
Section 3808 of the DSTA and its termination, any one (1) Trustee shall execute, and cause to be filed, a certificate of cancellation, with the office of the Secretary of State of the State of Delaware in accordance with the provisions of Section 3810 of the DSTA.  In connection with the dissolution and liquidation of the Trust or the termination of any Series or any Class, the Trustees may provide for the establishment and utilization of a liquidating trust or similar vehicle.
Section 2.	Merger or Consolidation; Conversion; Reorganization.
(a)	Merger or Consolidation.  Pursuant to an agreement of merger or
	consolidation, the Board of Trustees, by vote of a majority of the Trustees, may cause the Trust to merge or consolidate with or into
	one or more statutory trusts or "other business entities" (as
	defined in Section 3801 of the DSTA) formed or organized or existing
	 under the laws of the State of Delaware or any other state of the
	United States or any foreign country or other foreign jurisdiction.
	 Any such merger or consolidation shall not require the vote of the
	Shareholders unless such vote is required by the 1940 Act; provided
	however, that the Board of Trustees shall provide at least
	thirty (30) days' prior written notice to the Shareholders of such
	merger or consolidation.  By reference to Section 3815(f) of the
	DSTA, any agreement of merger or consolidation approved in
	accordance with this Section 2(a) may, without a Shareholder vote
	unless required by the 1940 Act or the requirements of any
	securities exchange on which Shares are listed for trading, effect
	any amendment to this Declaration of Trust or the By-Laws or effect
	the adoption of a new governing instrument if the Trust is the
	surviving or resulting statutory trust in the merger or
	consolidation, which amendment or new governing instrument shall be effective at the effective time or date of the merger or
	consolidation.  In all respects not governed by the DSTA, the 1940
	Act, other applicable law or the requirements of any securities
	exchange on which Shares are listed for trading, the Board of
	Trustees shall have the power to prescribe additional procedures
	necessary or appropriate to accomplish a merger or consolidation, including the power to create one or more separate statutory trusts
	to which all or any part of the assets, liabilities, profits or
	losses of the Trust may be transferred and to provide for the
	conversion of Shares into beneficial interests in such separate
	statutory trust or trusts. In connection with any merger or consolidation, if the Trust is the surviving or resulting statutory
	trust, any one (1) Trustee shall execute, and cause to be filed, a certificate of merger or consolidation in accordance with Section
	3815 of the DSTA.
(b)	Conversion.  The Board of Trustees, by vote of a majority of the
	Trustees, may cause (i) the Trust to convert to an "other business
	entity" (as defined in Section 3801 of the DSTA) formed or organized
	 under the laws of the State of Delaware as permitted pursuant to
	Section 3821 of the DSTA; (ii) the Shares of the Trust or any Series
	 or Class to be converted into beneficial interests in another
	statutory trust (or series or class thereof) created pursuant to
	this Section 2 of this Article VIII, or (iii) the Shares to be
	exchanged under or pursuant to any state or federal statute to the
	extent permitted by law.  Any such statutory conversion, Share
	conversion or Share exchange shall not require the vote of the Shareholders unless such vote is required by the 1940 Act; provided however, that the Board of Trustees shall provide at least
	thirty (30) days' prior written notice to the Shareholders of the
	Trust of any conversion of Shares of the Trust pursuant to
	Subsections (b)(i) or (b)(ii) of this Section 2 or exchange of
	Shares of the Trust pursuant to Subsection (b)(iii) of this
	Section 2, and at least thirty (30) days' prior written notice to
	the Shareholders of a particular Series or Class of any conversion
	of Shares of such Series or Class pursuant to Subsection (b)(ii) of
	this Section 2 or exchange of Shares of such Series or Class
	pursuant to Subsection (b)(iii) of this Section 2.  In all respects
	not governed by the DSTA, the 1940 Act, other applicable law or the requirements of any securities exchange on which Shares are listed
	for trading, the Board of Trustees shall have the power to prescribe
	 additional procedures necessary or appropriate to accomplish a
	statutory conversion, Share conversion or Share exchange, including
	the power to create one or more separate statutory trusts to which
	all or any part of the assets, liabilities, profits or losses of the
	 Trust may be transferred and to provide for the conversion of
	Shares of the Trust or any Series or Class thereof into beneficial interests in such separate statutory trust or trusts (or series or
	class thereof).
(c)	Reorganization.  The Board of Trustees, by vote of a majority of
	the Trustees, may cause the Trust to sell, convey and transfer all
  	or substantially all of the assets of the Trust ("sale of Trust
	assets") or all or substantially all of the assets associated with
	any one or more Series ("sale of such Series' assets") or any one
	or more Classes ("sale of such Class's assets"), to another trust,
	statutory trust, partnership, limited partnership, limited liability
	 company, corporation or other association organized under the laws
	of any state, or to one or more separate series or class thereof, or
	 to the Trust to be held as assets associated with one or more other
	 Series or Classes of the Trust, in exchange for cash, shares or
	other securities (including, without limitation, in the case of a
	transfer to another Series or Class of the Trust, Shares of such
	other Series or Class) with such sale, conveyance and transfer
	either (a) being made subject to, or with the assumption by the
	transferee of, the liabilities associated with the Trust or the liabilities associated with the Series or Class the assets of which
	are so transferred, as applicable, or (b) not being made subject to,
	 or not with the assumption of, such liabilities. Any such sale, conveyance and transfer shall not require the vote of the
	Shareholders unless such vote is required by the 1940 Act; provided however, that the Board of Trustees shall provide at least thirty
	(30) days' prior written notice to the Shareholders of the Trust of
	any such sale of Trust assets, at least thirty (30) days' prior
	written notice to the Shareholders of a particular Series of any
	sale of such Series' assets, and at least thirty (30) days' prior
	written notice to the Shareholders of a particular Class of any sale
	 of such Class's assets.  Following such sale of Trust assets, the
	Board of Trustees shall distribute such cash, shares or other
	securities ratably among the Shareholders of the Trust (giving due
	effect to the assets and liabilities associated with and any other differences among the various Series the assets associated with
	which have been so sold, conveyed and transferred, and due effect to
	 the differences among the various Classes within each such Series).
	  Following a sale of such Series' assets, the Board of Trustees
	shall distribute such cash, shares or other securities ratably among
	 the Shareholders of such Series (giving due effect to the
	differences among the various Classes within each such Series).
	Following a sale of such Class's assets, the Board of Trustees shall
	 distribute such cash, shares or other securities ratably among the
	Shareholders of such Class.  If all of the assets of the Trust have
	been so sold, conveyed and transferred, the Trust shall be
	dissolved; and if all of the assets of a Series or Class have been
	so sold, conveyed and transferred, such Series and the Classes
	thereof, or such Class, shall be dissolved.  In all respects not
	governed by the DSTA, the 1940 Act or other applicable law, the
	Board of Trustees shall have the power to prescribe additional
	procedures necessary or appropriate to accomplish such sale,
	conveyance and transfer, including the power to create one or more separate statutory trusts to which all or any part of the assets, liabilities, profits or losses of the Trust may be transferred and
	to provide for the conversion of Shares into beneficial interests in
	 such separate statutory trust or trusts.
Section 3.	Master Feeder Structure.  If permitted by the 1940 Act,
		the Board of Trustees, by vote of a majority of the Trustees, and without a Shareholder vote, may cause the Trust or any one or more Series to convert to a master feeder structure (a structure in which a feeder fund invests all of its assets in a master fund, rather than making investments in securities directly) and thereby cause existing Series of the Trust to either become feeders in a master fund, or to become master funds in which other funds are feeders.
Section 4.	Absence of Appraisal or Dissenters' Rights.  No
		Shareholder shall be entitled, as a matter of right, to relief as a dissenting Shareholder in respect of any proposal or action involving the Trust or any Series or any Class thereof.
ARTICLE IX

AMENDMENTS
Section 1.	Amendments Generally.  This Declaration of Trust may be
		restated and/or amended at any time by an instrument in writing
		signed by not less than a majority of the Board of Trustees and, to
		 the extent required by the 1940 Act or the requirements of any
		securities exchange on which Shares are listed for trading, by
		approval of such amendment by the Shareholders in accordance with
		Article III, Section 6 hereof and Article V hereof.  Any such
		restatement and/or amendment hereto shall be effective immediately
		upon execution and approval or upon such future date and time as
		may be stated therein.  The Certificate of Trust shall be restated
		and/or amended at any time by the Board of Trustees, without
		Shareholder approval, to correct any inaccuracy contained therein.
		 Any such restatement and/or amendment of the Certificate of Trust
		shall be executed by at least one (1) Trustee and shall be
		effective immediately upon its filing with the office of the
		Secretary of State of the State of Delaware or upon such future
		date as may be stated therein.
ARTICLE X

MISCELLANEOUS
Section 1.	References; Headings; Counterparts.  In this Declaration
		of Trust and in any restatement hereof and/or amendment hereto,
		references to this instrument, and all expressions of similar
		effect to "herein," "hereof" and "hereunder," shall be deemed to
		refer to this instrument as so restated and/or amended.  Headings
		are placed herein for convenience of reference only and shall not
		be taken as a part hereof or control or affect the meaning,
		construction or effect of this instrument.  Whenever the singular
		number is used herein, the same shall include the plural; and the
		neuter, masculine and feminine genders shall include each other, as
		 applicable.  Any references herein to specific sections of the
		DSTA, the Code or the 1940 Act shall refer to such sections as
		amended from time to time or any successor sections thereof.  This
		instrument may be executed in any number of counterparts, each of
		which shall be deemed an original.
Section 2.	Applicable Law.  This Declaration of Trust is created
		under and is to be governed by and construed and administered
		according to the laws of the State of Delaware and the applicable
		provisions of the 1940 Act and the Code; provided, that, all
		matters relating to or in connection with the conduct of
		Shareholders' and Trustees' meetings (excluding, however, the
		Shareholders' right to vote), including, without limitation,
		matters relating to or in connection with record dates, notices to
		Shareholders or Trustees, nominations and elections of Trustees,
		voting by, and the validity of, Shareholder proxies, quorum
		requirements, meeting adjournments, meeting postponements and
		inspectors, which are not specifically addressed in this
		Declaration of Trust, in the By-Laws or in the DSTA (other than
		DSTA Section 3809), or as to which an ambiguity exists, shall be
		governed by the Delaware General Corporation Law, and judicial
		interpretations thereunder, as if the Trust were a Delaware
		corporation, the Shareholders were shareholders of such Delaware
		corporation and the Trustees were directors of such Delaware
		corporation; provided, further, however, that there shall not be
		applicable to the Trust, the Trustees, the Shareholders or any
		other Person or to this Declaration of Trust or the By-Laws (a)
		the provisions of Sections 3533, 3540 and 3583(a) of Title 12 of
		the Delaware Code or (b) any provisions of the laws (statutory or
		common) of the State of Delaware (other than the DSTA) pertaining
		to trusts which relate to or regulate (i) the filing with any court
		 or governmental body or agency of trustee accounts or schedules of
		 trustee fees and charges, (ii) affirmative requirements to post
		bonds for trustees, officers, agents or employees of a trust, (iii)
		 the necessity for obtaining court or other governmental approval
		concerning the acquisition, holding or disposition of real or
		personal property, (iv) fees or other sums payable to trustees,
		officers, agents or employees of a trust, (v) the allocation of
		receipts and expenditures to income or principal, (vi) restrictions
		 or limitations on the permissible nature, amount or concentration
		of trust investments or requirements relating to the titling,
		storage or other manner of holding trust assets, or (vii) the
		establishment of fiduciary or other standards or responsibilities
		or limitations on the indemnification, acts or powers of trustees
		or other Persons, which are inconsistent with the limitations of
		liabilities or authorities and powers of the Trustees or officers
		of the Trust set forth or referenced in this Declaration of Trust
		or the By-Laws.  The Trust shall be a Delaware statutory trust
		pursuant to the DSTA, and without limiting the provisions hereof,
		the Trust may exercise all powers which are ordinarily exercised by
		 such a statutory trust.
Section 3.	Provisions in Conflict with Law or Regulations.
(a)	The provisions of this Declaration of Trust are severable, and
	if the Board of Trustees shall determine, with the advice of counsel
	, that any of such provisions is in conflict with the 1940 Act, the
	Code, the DSTA, or with other applicable laws and regulations, the
	conflicting provision shall be deemed not to have constituted a part
	 of this Declaration of Trust from the time when such provisions
	became inconsistent with such laws or regulations; provided, however
	, that such determination shall not affect any of the remaining
	provisions of this Declaration of Trust or render invalid or
	improper any action taken or omitted prior to such determination.
(b)	If any provision of this Declaration of Trust shall be held
	invalid or unenforceable in any jurisdiction, such invalidity or
	unenforceability shall attach only to such provision in such
	jurisdiction and shall not in any manner affect such provision in
	any other jurisdiction or any other provision of this Declaration of
	 Trust in any jurisdiction.
Section 4.	Statutory Trust Only.  It is the intention of the Trustees
		 to create hereby a statutory trust pursuant to the DSTA, and
		thereby to create the relationship of trustee and beneficial owners
		 within the meaning of the DSTA between, respectively, the Trustees
		 and each Shareholder.  It is not the intention of the Trustees to
		create a general or limited partnership, limited liability company,
		 joint stock association, corporation, bailment, or any form of
		legal relationship other than a statutory trust pursuant to the
		DSTA.  Nothing in this Declaration of Trust shall be construed to
		make the Shareholders, either by themselves or with the Trustees,
		partners or members of a joint stock association.
Section 5.	Use of the Names "Franklin," "Templeton," "Fiduciary
		Trust," and/or "Institutional Fiduciary Trust".  The Board of
		Trustees expressly agrees and acknowledges that the names "Franklin
		," "Templeton," "Fiduciary Trust," and "Institutional Fiduciary
		Trust" are the sole property of Franklin Resources, Inc. ("FRI").
		FRI has granted to the Trust a non-exclusive license to use such
		names as part of the name of the Trust now and in the future.  The
		Board of Trustees further expressly agrees and acknowledges that
		the non-exclusive license granted herein may be terminated by FRI
		if the Trust ceases to use FRI or one of its Affiliates as
		Investment Adviser or to use other Affiliates or successors of FRI
		for such purposes.  In such event, the non-exclusive license may be
		 revoked by FRI and the Trust shall cease using the names "Franklin
		," "Templeton," "Fiduciary Trust," "Institutional Fiduciary Trust"
		or any name misleadingly implying a continuing relationship between
		 the Trust and FRI or any of its Affiliates, as part of its name
		unless otherwise consented to by FRI or any successor to its
		interests in such names.
The Board of Trustees further understands and agrees that so long as
FRI and/or any future advisory Affiliate of FRI shall continue to serve as the Trust's Investment Adviser, other registered open- or closed-end investment companies ("funds") as may be sponsored or advised by FRI or its Affiliates shall have the right permanently to adopt and to use the names "Franklin", "Templeton," "Fiduciary Trust"
 and/or "Institutional Fiduciary Trust" in their names and in the names of any series or Class of shares of such funds.


IN WITNESS WHEREOF, the Trustees of Franklin Gold and Precious Metals
 Fund named below do hereby make and enter into this Declaration of Trust as of the date first written above.
/s/ Harris J. Ashton
Harris J. Ashton, Trustee
/s/ Mary C. Choksi
Mary C. Choksi, Trustee
/s/ Gregory E. Johnson
Gregory E. Johnson, Trustee
/s/ J. Michael Luttig
J. Michael Luttig, Trustee	/s/ Terrence J. Checki
Terrence J. Checki, Trustee
/s/ Edith E. Holiday
Edith E. Holiday, Trustee
/s/ Rupert H. Johnson
Rupert H. Johnson, Jr., Trustee
/s/ Larry D. Thompson
Larry D. Thompson, Trustee
/s/ John B. Wilson
John B. Wilson, Trustee